As filed with the Securities and Exchange Commission August 5, 2008


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No._____
                      [ ] Post-Effective Amendment No._____
                        (Check appropriate box or boxes)

                             FRANKLIN TAX-FREE TRUST
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (650) 312-2000
                                 --------------
                  (Registrant's Area Code and Telephone Number)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
         (Address of Principal Executive Offices) (Number, Street, City,
                                State, Zip Code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
               (Name and Address of Agent for Service of Process)
                    (Number, Street, City, State, Zip Code)

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Shares of beneficial interest, without par value, of Franklin Federal Limited-Term Tax-Free Income Fund. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended

It is proposed that this filing will become effective on September 4, 2008 pursuant to Rule 488.






FRANKLIN TEMPLETON LOGO


             FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND

              FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND


                       IMPORTANT SHAREHOLDER INFORMATION

   These materials are for a Special Joint Meeting of Shareholders of Franklin California Limited-Term Tax-Free Income Fund (the "California Fund"), a series of Franklin California Tax-Free Trust, and Franklin New York Limited-Term Tax-Free Income Fund (the "New York Fund"), a series of Franklin New York Tax-Free Trust, scheduled for October 24, 2008 at 2:00 p.m., Pacific Time. They discuss a proposal to be voted on at the meeting by shareholders of each Fund and contain a Notice of Special Joint Meeting of Shareholders, a Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you complete the proxy card, it tells us how you wish the individual(s) named on your proxy to vote on important issues relating to your Fund. If you complete and sign the proxy card, we'll vote it exactly as you tell us. If you simply sign and return the proxy card, we'll vote it in accordance with the Boards of Trustees' recommendations on page [4] of the Prospectus/Proxy Statement.

   WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN THE PROSPECTUS/PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE.
   WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND
INFORMATION AT 1-800/DIAL BEN (800/342-5236).












-------------------------------------------------------------------------------
                         TELEPHONE AND INTERNET VOTING
   For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, separate instructions are enclosed.
-------------------------------------------------------------------------------


FRANKLIN TEMPLETON LOGO



             FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND
               (A SERIES OF FRANKLIN CALIFORNIA TAX-FREE TRUST)

              FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND
                (A SERIES OF FRANKLIN NEW YORK TAX-FREE TRUST)

                             ONE FRANKLIN PARKWAY
                           SAN MATEO, CA 94403-1906

                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                        TO BE HELD ON OCTOBER 24, 2008

To the shareholders of Franklin California Limited-Term Tax-Free Income Fund and Franklin New York Limited-Term Tax-Free Income Fund:
   NOTICE IS HEREBY GIVEN that a Special Joint Meeting of Shareholders (the "Meeting") of Franklin California Limited-Term Tax-Free Income Fund (the "California Fund"), a series of Franklin California Tax-Free Trust (the "California Trust"), and Franklin New York Limited-Term Tax-Free Income Fund (the "New York Fund"), a series of Franklin New York Tax-Free Trust (the "New York Trust") (the New York Fund and the California Fund together are the "Target Funds," and individually, each a "Target Fund"), will be held at the offices of the California Trust and the New York Trust (the "Target Funds Trusts"), One Franklin Parkway, San Mateo, California, 94403-1906, October 24, 2008 at 2:00 p.m., Pacific Time. The Meeting is being called for the following purposes:
1. With respect to each Target Fund, voting separately, to approve an Agreement and Plan of Reorganization (the "Plan") between Franklin Tax-Free Trust, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund (the "Federal Fund"), and the applicable Trust, on behalf of the Target Fund, that provides for: (i) the acquisition of substantially all of the assets of the Target Fund by the Federal Fund in exchange solely for shares of the Federal Fund, (ii) the distribution of such shares to the shareholders of the Target Fund, and (iii) the complete liquidation and dissolution of the Target Fund. Shareholders of each Target Fund will receive shares of the Federal Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders' Class A shares of the applicable Target Fund.

2.    To transact such other business as may properly come before the Meeting.

   A copy of the form of the Plan, which more completely describes the transaction proposed for each Target Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.

   Shareholders of record as of the close of business on August 29, 2008, are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.

                                   By Order of the Boards of Trustees,

                                   Karen L. Skidmore
                                   SECRETARY
September [__], 2008


YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARDS OF TRUSTEES OF THE TRUSTS URGE YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE APPROPRIATE TRUST AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.


                          PROSPECTUS/PROXY STATEMENT

   When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


                               TABLE OF CONTENTS

                                                             PAGE
COVER PAGE                                                      Cover
SUMMARY                                                           [#]
   What proposal will be voted on?                                [#]
   How will the Transactions affect me?                           [#]
   How will the shareholder voting be handled?                    [#]
COMPARISONS OF SOME IMPORTANT FEATURES                            [#]
   How do the investment goals, strategies and policies of        [#]
the Funds compare?
   What are the principal risks of an investment in the Funds?    [#]
   What are the distribution and purchase procedures of the       [#]
Funds?
   What are the redemption procedures and exchange privileges     [#]
of the Funds?
   Who manages the Funds?                                         [#]
   What are the fees and expenses of each of the Funds and        [#]
      what might they be after the Transactions?
   How do the performance records of the Funds compare?           [#]
   Where can I find more financial and performance                [#]
information about the Funds?
   What are other key features of the Funds?                      [#]
REASONS FOR THE TRANSACTIONS                                      [#]
INFORMATION ABOUT THE TRANSACTIONS                                [#]
   How will the Transactions be carried out?                      [#]
   Who will pay the expenses of the Transactions?                 [#]
   What are the tax consequences of the Transactions?             [#]
   What should I know about the shares of the Federal Fund?       [#]
   What are the capitalizations of the Funds and what might       [#]
      the capitalization be after the Transactions?
COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS    [#]
   Are there any significant differences between the              [#]
      investment goals, strategies, policies and risks of the
      Funds?
   How do the investment restrictions of the Funds differ?        [#]
   What are the principal risk factors associated with            [#]
investments in the Funds?
INFORMATION ABOUT THE FEDERAL FUND                                [#]
INFORMATION ABOUT THE CALIFORNIA FUND                             [#]
INFORMATION ABOUT THE NEW YORK FUND                               [#]
FURTHER INFORMATION ABOUT THE FUNDS                               [#]
VOTING INFORMATION                                                [#]
   How many votes are necessary to approve the Plans?             [#]
   How do I ensure my vote is accurately recorded?                [#]
   May I revoke my proxy?                                         [#]
   What other matters will be voted upon at the Meeting?          [#]
   Who is entitled to vote?                                       [#]
   How will proxies be solicited?                                 [#]
   Are there dissenters' rights?                                  [#]
PRINCIPAL HOLDERS OF SHARES                                       [#]
SHAREHOLDERS PROPOSALS                                            [#]
ADJOURNMENT                                                       [#]
GLOSSARY--USEFUL TERMS AND DEFINITIONS                             [#]
EXHIBITS TO PROSPECTUS/PROXY STATEMENT                            [#]

   EXHIBIT A--FORM OF AGREEMENT AND PLAN OF REORGANIZATION BY
     AND BETWEEN FRANKLIN TAX-FREE TRUST, ON BEHALF OF
     FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND, AND
     FRANKLIN [CALIFORNIA][NEW YORK] TAX-FREE TRUST, ON          A-1
     BEHALF OF FRANKLIN [CALIFORNIA][NEW YORK] LIMITED-TERM
     TAX-FREE INCOME FUND

   EXHIBIT B--PROSPECTUS OF FRANKLIN FEDERAL LIMITED-TERM
     TAX-FREE INCOME FUND, DATED JULY 1, 2008 AS SUPPLEMENTED
     TO DATE (ENCLOSED)






                          PROSPECTUS/PROXY STATEMENT
                          DATED SEPTEMBER [__], 2008

               ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF

 FRANKLIN CALIFORNIA LIMITED-TERM    FRANKLIN NEW YORK LIMITED-TERM
       TAX-FREE INCOME FUND               TAX-FREE INCOME FUND
 (A SERIES OF FRANKLIN CALIFORNIA    (A SERIES OF FRANKLIN NEW YORK
          TAX-FREE TRUST)                    TAX-FREE TRUST)

                       BY AND IN EXCHANGE FOR SHARES OF

              FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
                     (A SERIES OF FRANKLIN TAX-FREE TRUST)


   This Prospectus/Proxy Statement solicits proxies to be voted at a Special Joint Meeting of Shareholders (the "Meeting") of Franklin California Limited-Term Tax-Free Income Fund (the "California Fund"), a series of Franklin California Tax-Free Trust (the "California Trust"), and Franklin New York Limited-Term Tax-Free Income Fund (the "New York Fund"), a series of Franklin New York Tax-Free Trust (the "New York Trust" and, together with the California Trust, the "Target Funds Trusts"). At the Meeting, shareholders of the California Fund and the New York Fund (each a "Target Fund" and, collectively, the "Target Funds") will be asked to approve or disapprove an Agreement and Plan of Reorganization with respect to such Target Fund (individually a "Plan" and collectively the "Plans"). If shareholders of a Target Fund vote to approve the Plan for such Target Fund, substantially all of the assets of such Target Fund will be acquired by Franklin Federal Limited-Term Tax-Free Income Fund (the "Federal Fund"), a series of Franklin Tax-Free Trust ("Tax-Free Trust"), in exchange for shares of the Federal Fund ("Federal Fund shares"). The principal offices of the Target Funds Trust and Tax-Free Trust (collectively, the "Trusts") are located at One Franklin Parkway, San Mateo, CA 94403-1906. You can reach the offices of the Trusts by telephone by calling 1-800-342-5236.

   The Meeting will be held at the Trusts' offices, One Franklin Parkway, San Mateo, California, on October 24, 2008 at 2:00 p.m., Pacific Time. The Boards of Trustees of the Target Funds Trusts, on behalf of the California Fund and the New York Fund, respectively, are soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about September [__], 2008.

   If you are a shareholder of a Target Fund whose shareholders vote to approve the Plan on behalf of such Fund, you will receive Federal Fund shares of equivalent aggregate net asset value ("NAV") to your investment in Class A shares of the applicable Target Fund. The Target Fund will then be liquidated and dissolved. While shareholders of the Target Funds are voting on the same proposal, each Plan represents a separate transaction.

   The investment goals of the California Fund, the New York Fund and the Federal Fund are substantially similar. The California Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. The New York Fund's investment goal is to provide as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes, as is consistent with prudent investment management and the preservation of shareholders' capital. Similarly, the Federal Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes, including the individual alternative minimum tax, as is consistent with prudent investment management and the preservation of shareholders' capital. Franklin Advisers, Inc. ("FAI") serves as investment manager to each of the Target Funds and the Federal Fund.

   This Prospectus/Proxy Statement gives the information about the proposed transactions and the Federal Fund that you should know before voting on the Plan applicable to your Target Fund. You should retain it for future reference. Additional information about the Federal Fund and the proposed transactions has been filed with the SEC and can be found in the following documents:
o The Prospectus of the Federal Fund dated July 1, 2008, as supplemented to date (the "Federal Fund Prospectus"), is enclosed with and considered a part of this Prospectus/Proxy Statement.

o A Statement of Additional Information ("SAI") dated September [__], 2008 relating to this Prospectus/Proxy Statement has been filed with the SEC and is considered a part of this Prospectus/Proxy Statement.

   You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or the Federal Fund Prospectus without charge by calling 1-800/DIAL-BEN(R) or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

   [FOLLOWING TWO PARAGRAPHS TO GO AT BOTTOM OF FIRST PAGE:]

   THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS,
INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                    SUMMARY

   This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of Agreement and Plan of Reorganization for the proposed transactions (individually, a "Plan," and collectively, the "Plans") (attached as Exhibit A) and the Federal Fund Prospectus (enclosed as Exhibit B).


WHAT PROPOSAL WILL BE VOTED ON?
    At a meeting held on July 10, 2008, the Boards of Trustees of the Target Funds Trusts, on behalf of their respective Target Fund, considered proposals to reorganize each Target Fund with and into the Federal Fund, approved the Plans and voted to recommend that shareholders of the Target Funds vote to approve the applicable Plan. In addition, at a meeting also held on July 10, 2008, the Board of Trustees of Tax-Free Trust, on behalf of the Federal Fund, concluded that each proposed transaction is in the best interests of the Federal Fund and its shareholders and approved the Plans.

   If shareholders of a Target Fund vote to approve the applicable Plan, it will result in the transfer of substantially all of that Target Fund's assets to the Federal Fund, in exchange for Federal Fund shares of equivalent aggregate NAV. If you are a shareholder of a Target Fund that approves its Plan, your Class A shares of such Target Fund will then be exchanged for Federal Fund shares of equivalent aggregate NAV. Because the Target Funds and the Federal Fund each have a different NAV per share, the number of Federal Fund shares that you receive will likely be different than the number of Target Fund shares that you own, even though the total value of your investment will be the same immediately before and after the exchange. After the shares of the Federal Fund are distributed to a Target Fund's shareholders, that Target Fund will be completely liquidated and dissolved. (The proposed transaction on behalf of each Target Fund is referred to in this Prospectus/Proxy Statement as the "Transaction," and, together for both Target Funds, are collectively referred to as the "Transactions.") As a result of the Transaction, you will cease to be a shareholder of a Target Fund and will become a shareholder of the Federal Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place. Subject to shareholder approval, the closing date of the Transaction is expected to occur on or about November 12, 2008.

   FAI serves as investment manager to the Target Funds and the Federal Fund (each a "Fund," and collectively, the "Funds"). The investment goals of the Funds are substantially similar, except for each Target Fund's additional emphasis on income exempt from its respective State's personal income taxes and, for the New York Fund, New York City personal income taxes. For the reasons set forth in the "Reasons for the Transactions" section of this Prospectus/Proxy Statement, the Board of Trustees of each Target Funds Trust, including the Trustees who are not "interested persons" of the Trust, as such term is defined in the 1940 Act (the "Independent Trustees"), on behalf of its Target Fund, has determined that the Transaction is in the best interests of the Target Fund and its shareholders. The Boards of Trustees of the Target Funds Trusts and the Board of Trustees of Tax-Free Trust also concluded that no dilution in value would result to the shareholders of the Target Funds or the Federal Fund, respectively, as a result of the Transactions.

   It is expected that Target Funds shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Federal Fund shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transactions, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transactions, please see the section "Information About the Transactions--WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTIONS?"


               THE BOARDS OF TRUSTEES OF THE TARGET FUNDS TRUSTS
          RECOMMEND THAT YOU VOTE TO APPROVE THE PLAN FOR YOUR FUND.

HOW WILL THE TRANSACTIONS AFFECT ME?

   It is anticipated that the Transactions will benefit you as follows:

   o Cost Savings: The total annual fund operating expenses for the Federal Fund are less than the total annual fund operating expenses of each of the Target Funds. For the fiscal year ended February 29, 2008, the Federal Fund's total fund operating expense ratio for its shares, before waivers, was 1.19% of average daily net assets. For the fiscal year ended June 30, 2007, the California Fund's total fund operating expense ratio for Class A shares, before waivers, was 1.26%. For the fiscal year ended September 30, 2007, the New York Fund's total fund operating expense ratio for Class A shares, before waivers, was 1.40%. The net annual fund operating expenses, after waivers, for each Fund during the periods stated above was 0.50% of average daily net assets.

   o Increased Portfolio Diversification: Shareholders of the Target Funds may benefit from the increased portfolio diversification offered by the Federal Fund, which invests in municipal bonds of many states.

   o Operating Efficiencies: Upon the reorganization of the Target Funds with and into the Federal Fund, Target Fund shareholders would become shareholders of a larger fund that may be able to achieve greater operating efficiencies. As of February 29, 2008, the California Fund's total assets were approximately $18.3 million, the New York Fund's total assets were approximately $12.47 million and the Federal Fund's total assets were approximately $46.04 million.

   o Relative Performance: In terms of average annual total returns, the Federal Fund has outperformed the Target Funds over the one- and three-year periods ended March 31, 2008 and since inception of the Funds as shown in the chart below:

                                                         Since
      AVERAGE ANNUAL TOTAL RETURNS                       Inception
      AT NAV AS OF MARCH 31, 2008    1-year     3-year   (9/2/03)
      ------------------------------------------------------------

      California Fund - Class A       1.40%     1.94%     1.51%
      shares

      New York Fund - Class A         1.39%     2.17%     1.66%
      shares

      Federal Fund shares             2.17%     2.38%     1.91%

      From time to time, the Federal Fund's 30-day yield has been comparable to or higher than the 30-day yield of one or both of the Target Funds. However, with respect to tax equivalent yields, the 30-day tax equivalent yields for the Target Funds have generally been higher than for the Federal Fund. For example, as of May 31, 2008, the California Fund's 30-day yield (with waivers) was 3.00% compared to 2.82% for the Federal Fund, and 2.36% for the New York Fund. As of that date, the tax equivalent 30-day yield (with waivers) for the California Fund was 5.09% compared to 4.34% for the Federal Fund and 3.90% for the New York Fund (4.06% for New York City residents).

     It is also anticipated that the Transactions may disadvantage you as follows:

   o Loss of State Income Tax Benefits: Shareholders of each Target Fund will lose the state income tax benefits of such Target Fund's investment in its respective state-specific municipal securities. Shareholders of the New York Fund will also lose tax benefits related to the New York Fund's investments in securities that pay interest free from personal income taxes of New York City.

   o Costs of the Transactions: Each Target Fund will bear a portion of the costs of the Transaction.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

   Shareholders who own shares of a Target Fund at the close of business on August 29, 2008 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold. Approval of the Transaction by a Target Fund requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Target Fund, or (ii) 67% or more of the outstanding shares of such Target Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of such Target Fund are present or represented by proxy ("Affirmative Majority Vote"). Computershare Fund Services, Inc. ("Computershare") has been retained by the Target Funds to collect and tabulate shareholder votes.

   Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card, voting by telephone or through the Internet. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

   You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.


                    COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS COMPARE?

   INVESTMENT GOALS. The investment goals of the Funds are substantially similar. Each Fund seeks to provide investors with as high a level of income exempt from federal income taxes (including, for the Federal Fund, the alternative minimum tax) as is consistent with prudent investment management and the preservation of shareholders' capital. The California Fund and the New York Fund also seek to provide such level of income exempt from California State and New York State and City personal income taxes, respectively.

   PRINCIPAL INVESTMENT STRATEGIES AND RISKS. Under normal market conditions, each Fund invests at least 80% of its net assets (total assets for the Federal Fund) in securities whose interest is free from federal income taxes, including the federal alternative minimum tax ("AMT"). In addition, under normal market conditions, the California Fund invests at least 80% of its net assets in securities that pay interest free from California personal income taxes, and the New York Fund invests at least 80% of its net assets in securities that pay interest free from New York State personal income taxes. As a non-fundamental policy, the New York Fund also normally invests at least 80% of its total assets in securities that pay interest free from personal income taxes of New York City. Although each Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of a Fund's total assets may be in securities that pay interest that may be subject to the AMT and in securities that pay taxable interest.
In addition, each Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

   The investment policies and strategies of the Funds are very similar. The Funds have the same principal investment strategies, with the exception of each Target Fund's additional policy to invest at least 80% of its net assets in securities that pay interest free from the personal income taxes, if any, of its respective state (and New York City personal income taxes with respect to the New York Fund). The portfolios of the Funds are also very similar in terms of credit quality, maturity and investments in particular sectors. The table below reflects the credit quality, maturity and sector breakdowns for each Fund as of February 29, 2008:

----------------------------------------------------------------

      CREDIT QUALITY         CALIFORNIA   NEW YORK   FEDERAL
                                FUND        FUND        FUND
----------------------------------------------------------------
AAA                            56.0%        41.2%      65.2%
----------------------------------------------------------------
AA                              8.6%        15.2%       9.1%
----------------------------------------------------------------
A                              20.6%        7.2%        5.3%
----------------------------------------------------------------
BBB                            13.6%        20.3%       9.4%
----------------------------------------------------------------
Not Rated by S&P                1.2%        16.1%      11.0%
----------------------------------------------------------------
AVERAGE CREDIT QUALITY           AA          AA          AA
----------------------------------------------------------------

    MATURITY BREAKDOWN       CALIFORNIA   NEW YORK   FEDERAL
                                FUND        FUND        FUND
----------------------------------------------------------------
Less than 1 year               48.85%      46.68%      35.51%
----------------------------------------------------------------
1-3 years                      38.57%      36.44%      37.72%
----------------------------------------------------------------
3-5 years                      3.53%       11.37%      9.37%
----------------------------------------------------------------
5-10 years                     9.05%        5.51%      17.40%
----------------------------------------------------------------
WEIGHTED AVERAGE MATURITY     1.0 YRS      1.2 YRS    2.1 YRS
----------------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE    0.9 YRS      1.1 YRS    1.8 YRS
DURATION
----------------------------------------------------------------

     SECTOR BREAKDOWN        CALIFORNIA   NEW YORK   FEDERAL
                                FUND        FUND        FUND
----------------------------------------------------------------
Corporate Backed               5.57%        0.00%      3.38%
----------------------------------------------------------------
General Obligation Bonds       23.72%      13.31%      21.42%
----------------------------------------------------------------
Higher Education               1.15%       25.59%      14.21%
----------------------------------------------------------------
Hospital & Health Care         8.82%       19.88%      13.47%
----------------------------------------------------------------
Housing                        0.00%        0.00%      1.20%
----------------------------------------------------------------
Other Revenue Bonds            10.58%      13.12%      8.49%
----------------------------------------------------------------
Prerefunded                    0.00%        0.00%      5.31%
----------------------------------------------------------------
Subject to Government          6.90%        3.28%      13.68%
Appropriation
----------------------------------------------------------------
Tax Supported Debt             18.59%       4.88%      6.52%
----------------------------------------------------------------
Transportation                 2.84%        5.74%      2.98%
----------------------------------------------------------------
Utilities                      21.83%      14.20%      9.34%
----------------------------------------------------------------

   After the Transactions, it is not expected that the weighted average maturity or weighted average effective duration of the Federal Fund's portfolio on a combined basis will be materially different from that immediately prior to the Transactions.

   For more information about the investment goals, strategies and policies of the Target Funds and the Federal Fund, please see the section "Comparison of Investment Goals, Strategies, Policies and Risks" in this Prospectus/Proxy Statement.

WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN THE FUNDS?
   Each Fund invests predominantly in municipal securities. As a result, the Funds are subject to similar risks, including interest rate risk, credit risk, prepayment (call) risk, and other risks common to municipal securities. However, because each Target Fund invests predominantly in its respective state's municipal securities, events in its respective state are likely to affect each Target Fund's investments and its performance to a greater extent than a fund whose investments are more diversified. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a particular state can be unpredictable and can change at any time. For these reasons, the Target Funds may involve more risk than an investment in a fund, such as the Federal Fund, that does not focus on municipal securities of a single state. To the extent the Federal Fund is invested in a particular state, events in that state may affect the Fund's investments and its performance.

   For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals, Strategies, Policies and Risks" below.

WHAT ARE THE DISTRIBUTION AND PURCHASE PROCEDURES OF THE FUNDS?

    Shares of each Fund are sold on a continuous basis by Franklin Templeton Distributors, Inc. ("Distributors"). Shares of each Fund are sold at NAV per share plus a sales charge.

WHAT ARE THE REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES OF THE FUNDS?

    Each Fund offers the same redemption features pursuant to which proceeds of a redemption are remitted by check after prompt receipt of proper documents, including under certain circumstances signature guarantees. Each Fund has the same exchange privileges. Shares of each Fund may be redeemed at their respective NAV per share. However, redemptions of Class A shares of the Target Funds or Federal Fund shares that were purchased without an initial sales charge generally are subject to a 0.75% contingent deferred sales charge ("CDSC") if you sell the shares within 18 months following their purchase. Effective September 1, 2008, the previous redemption fee policy for each Fund was discontinued.

WHO MANAGES THE FUNDS?

   The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of each Target Funds Trust (with respect to their Target Fund) and the Board of Trustees of Tax-Free Trust (in the case of the Federal Fund). Each Fund is a series of an open-end, registered management investment company, commonly referred to as a "mutual fund." The California Trust, originally organized as a Massachusetts business trust on July 18, 1985, was reorganized as a Delaware statutory trust on November 1, 2007. The New York Trust was initially organized as a Massachusetts business trust in July 1986 and reorganized as a Delaware statutory trust effective February 1, 2008. Tax-Free Trust was initially organized as a Massachusetts business trust in September 1984, and reorganized as a Delaware statutory trust effective July 1, 2007.

      FAI is a wholly owned subsidiary of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. Together, FAI and its affiliates manage over $[645] billion in assets and serve as investment manager or administrator to [46] registered investment companies, with approximately [156] U.S.-based funds or series as of [January 31], 2008. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr., who are trustees and/or officers of each Trust.

   The Federal Fund's portfolio managers are:
   JAMES CONN CFA, VICE PRESIDENT OF FAI. Mr. Conn has been an analyst or portfolio manager of the Federal Fund since its inception. He joined Franklin Templeton Investments in 1996. Mr. Conn has primary responsibility for the investments of the Federal Fund. He has final authority over all aspects of the Federal Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

   JOHN POMEROY, VICE PRESIDENT OF FAI. Mr. Pomeroy has been an analyst or portfolio manager of the Federal Fund since its inception. He joined Franklin Templeton Investments in 1986. Mr. Pomeroy is a portfolio manager of the Federal Fund, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.

    The SAI for the Federal Fund dated July 1, 2008, as supplemented to date (the "Federal Fund SAI") provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Federal Fund. For information on how to obtain a copy of the Federal Fund SAI, please see the section entitled "Information About the Federal Fund."

    The California Fund's portfolio managers are:

    CHRISTOPHER S. SPERRY CFA, VICE PRESIDENT OF FAI. Mr. Sperry has been an analyst or portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 1996.

    JOHN WILEY, VICE PRESIDENT OF ADVISERS. Mr. Wiley has been an analyst or portfolio manager of the California Fund since its inception. He joined Franklin Templeton Investments in 1989.

    The managers of the California Fund have equal authority over all aspects of the California Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

    The SAI for the California Fund dated November 1, 2007, as supplemented to date (the "California Fund SAI"), provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the California Fund. For information on how to obtain a copy of the California Fund SAI, please see the section entitled "Information About the California Fund."

    The New York Fund's portfolio managers are:

      JAMES CONN CFA, VICE PRESIDENT OF FAI. Mr. Conn has been a manager of the New York Fund since its inception. He has primary responsibility for the investments of the New York Fund. He has final authority over all aspects of the New York Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1996.

      JOHN POMEROY, VICE PRESIDENT OF FAI. Mr. Pomeroy has been a manager of the New York Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1986.

    The SAI for the New York Fund dated February 1, 2008, as supplemented to date (the "New York Fund SAI"), provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the New York Fund. For information on how to obtain a copy of the New York Fund SAI, please see the section entitled "Information About the New York Fund."

      The Funds each have a management agreement with FAI under which FAI receives a management fee from such Fund based on the schedule below:

         --------------------------------------------------
             ANNUAL RATE          AVERAGE DAILY NET ASSETS
         --------------------------------------------------

             0.500 of 1%          Up to and including
                              $100 million

             0.450 of 1%          Over $100 million, up
                                  to and including $250
                                  million

             0.425 of 1%          Over $250 million, up
                                  to and including $500
                                  million

             0.400 of 1%          Over $500 million

    The chart below shows the total management fees for each Fund as of the most recent fiscal year end and the actual amount paid by each Fund after voluntary waivers by FAI:

----------------------------------------------------------------------
       FUND          FISCAL YEAR     MANAGEMENT FEE   MANAGEMENT FEE
                        ENDED             DUE       PAID AFTER WAIVERS
----------------------------------------------------------------------

   Federal Fund      February 29,       $130,096          $1,352
                         2008

 California Fund    June 30, 2007       $54,932             $0

  New York Fund     September 30,       $37,263             $0
                         2007

      A discussion regarding the basis for the Boards of Trustees' approval of the investment management contract of their respective Funds is available in the most recent Annual Report to Shareholders for the fiscal year ended February 29, 2008 for the Federal Fund, the Annual Report to Shareholders for the fiscal year ended June 30, 2008 for the California Fund, and the Semiannual Report to Shareholders for the six-month period ended March 31, 2008 for the New York Fund.

    Franklin Templeton Services, LLC ("FT Services") has an agreement with respect to each Fund to provide certain administrative services and facilities for such Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Funds' investment manager and principal underwriter. Each Fund pays FT Services a monthly fee equal to an annual rate of 0.20% of the average daily net assets of such Fund.

WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT MIGHT THEY BE AFTER THE TRANSACTIONS?

      The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables below show the estimated fees and expenses for the Federal Fund assuming that both Target Funds approve their respective Plan and both Transactions have been completed as of the beginning of the Federal Fund's last completed fiscal year. The Funds' management believes that this is the most likely result. The tables also show the estimated fees and expenses for the Federal Fund assuming that only shareholders of the California Fund approve the Transaction and that such Transaction has been completed as of the beginning of the Federal Fund's last completed fiscal year. This alternative demonstrates the least reduction in overall expenses that a shareholder in a Target Fund would experience becoming a shareholder of the Federal Fund assuming that both Transactions are not approved by shareholders and completed. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of the Federal Fund. You will not pay any initial or deferred sales charge in connection with the Transactions.

                           FEE TABLES FOR THE FUNDS

                                               ACTUAL+
                                --------------------------------------

                                  CALIFORNIA NEW YORK   FEDERAL FUND
                                  FUND         FUND
                                   CLASS A    CLASS A
                                  ------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)
Maximum sales charge (load)       2.25%(1)   2.25%(1)     2.25%(1)
as a percentage of offering
price
   Load imposed on purchases      2.25%(1)   2.25%(1)     2.25%(1)
   Maximum deferred sales          None(2)    None(2)      None(2)
   charge (load)
Redemption fee on shares sold       None       None         None
within 7 calendar days
following their purchase
date(3)

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund
assets)
Management fees                   0.50%(4)   0.50%(4)     0.50%(5)
Distribution and service            0.15%      0.15%        0.15%
(12b-1) Fees
Other expenses (including           0.61%      0.75%        0.54%
administration fees)
                                  ------------------------------------
TOTAL ANNUAL FUND OPERATING         1.26%      1.40%        1.19%
EXPENSES
                                  ------------------------------------
Management  and/or                 -0.76%(4)  -0.90%(4)    -0.69%(5)
administration fee reduction
                                  ------------------------------------
NET ANNUAL FUND OPERATING           0.50%(4)   0.50%(4)     0.50%(5)
EXPENSES


                                    PROJECTED++     PROJECTED+++
                                  ---------------------------------

                                   FEDERAL FUND     FEDERAL FUND
                                    AFTER BOTH       AFTER ONE
                                   TRANSACTIONS     TRANSACTION
                                  ---------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)
Maximum sales charge (load)          2.25%(1)         2.25%(1)
as a percentage of offering
price
   Load imposed on purchases         2.25%(1)         2.25%(1)
   Maximum deferred sales             None(2)         None(2)
   charge (load)
Redemption fee on shares sold          None             None
within 7 calendar days
following their purchase
date(3)

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund
assets)
Management fees                      0.50%(5)         0.50%(5)
Distribution and service               0.15%           0.15%
(12b-1) Fees
Other expenses (including            0.29%(6)         0.33%(6)
administration fees)
                                  ---------------------------------
TOTAL ANNUAL FUND OPERATING            1.14%           1.18%
EXPENSES
                                  ---------------------------------
Management  and/or                   -0.64%(5)       -0.68%(5)
administration fee reduction
                                  ---------------------------------
NET ANNUAL FUND OPERATING            0.50%(5)         0.50%(5)
EXPENSES

+ Information for the California Fund is provided for the fiscal year ended June 30, 2007. Information for the New York Fund is provided for the
   fiscal year ended September 30, 2007.   Information for the Federal Fund
   is provided for the fiscal year ended February 29, 2008.
++ Projected expenses based on current and anticipated Federal Fund expenses assuming both Transactions are completed.
 +++ Projected expenses based on current and anticipated Federal Fund expenses assuming only the Transaction with the California Fund is completed.


(1) The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Because the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2) There is a 0.75% CDSC that applies to investments of $1 million or more.

(3) Prior to September 1, 2008, each Fund charged a 2.00% redemption fee for shares redeemed within seven days of purchase. Effective September 1, 2008, the redemption fee policy for the Funds was discontinued.

(4) FAI and FT Services have contractually agreed to waive or limit their respective fees and to assume as their own expenses certain expenses otherwise payable by each Target Fund so that the total Fund operating expenses do not exceed 0.50% (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidation) until October 31, 2008 for the California Fund, and January 31, 2009 for the New York Fund. With these reductions, the Target Funds paid no management fees and the net annual operating expenses for each Target Fund were 0.50%.

(5) FAI and FT Services have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Federal Fund so that common expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees for the Fund) do not exceed 0.35% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until June 30, 2009.

(6) Excluded from other expenses are the one-time estimated costs of the Transactions to be borne by the Federal Fund - $44,750 if both Transactions are completed and $22,344 if only the Transaction with the California Fund is completed.



EXAMPLE

   This example can help you compare the cost of investing in each Target Fund Class A shares with the cost of investing in the Federal Fund shares, both before and after the Transactions. It assumes:

o   You invest $10,000 for the periods shown;
o   Your investment has a 5% return each year;
o   The Fund's operating expenses remain the same; and
o   You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                  ------------------------------------

California Fund--Class A           $275(1)  $542     $830     $1,648
New York Fund--Class A             $275(1)  $571     $890     $1,791
Federal Fund                       $275(1)  $527     $800     $1,576
Projected Federal Fund             $275(1)  $517     $778     $1,524
 (after both Transactions)
Projected Federal Fund             $275(1)  $525     $795     $1,565
 (after only the Transaction
with the California Fund)

(1)   Assumes a CDSC will not apply.


    HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

      The Federal Fund has outperformed the California Fund and the New York Fund over the one- and three-year periods ended March 31, 2008, and since the inception of each Fund on September 2, 2003 on an average total return basis. From time to time, the Federal Fund's 30-day yield has been comparable to or higher than the 30-day yield of one or both of the Target Funds. However, with respect to tax equivalent yields, the 30-day tax equivalent yields for the Target Funds have generally been higher than for the Federal Fund. The average annual total return figures as of March 31, 2008 and the 30-day yields as of May 31, 2008, at net asset value, are shown below.

----------------------------------------------------------

 AVERAGE ANNUAL TOTAL   CALIFORNIA
        RETURN            FUND -    NEW YORK   FEDERAL
 AT NAV AS OF 3/31/08    CLASS A     FUND -       FUND
                                     CLASS A
----------------------------------------------------------

        1 YEAR            1.40%       1.39%      2.17%
----------------------------------------------------------

        3 YEAR            1.94%       2.17%      2.38%
----------------------------------------------------------

    SINCE INCEPTION       1.51%       1.66%      1.91%
  (September 2, 2003)
----------------------------------------------------------

----------------------------------------------------------------------
  30-DAY SEC YIELD    30-DAY   30-DAY   TAX     TAXABLE     TAXABLE
                                              EQUIVALENT  EQUIVALENT
                      SEC      SEC            30-DAY SEC  30-DAY SEC
                      YIELD    YIELD             YIELD       YIELD
                      (WITH    (WITHOUT          (WITH     (WITHOUT
AT NAV AS OF 5/31/08  WAIVER)  WAIVER)  RATE    WAIVER)     WAIVER)
----------------------------------------------------------------------
California Fund(1) -   3.00%    2.65%   41.05%   5.09%       4.50%
Class A
----------------------------------------------------------------------
New York Fund  -
Class  A
(New York State
Residents)(2)          2.36%    1.79%   39.45%   3.90%       2.96%
----------------------------------------------------------------------
New York Fund -
Class A
(New York City
Residents)(3)          2.36%    1.79%   41.82%   4.06%       3.08%
----------------------------------------------------------------------
Federal Fund(4)        2.82%    2.29%   35.00%   4.34%       3.52%
----------------------------------------------------------------------

(1) Taxable equivalent yield is based on the maximum combined federal regular and California state personal income tax rate of 41.05% in effect on 12/24/07. This combined rate does not consider the impact of California's surcharge on taxable incomes in excess of $1 million.

(2) Taxable equivalent yield is based on the maximum combined federal regular and New York state personal income tax rate of 39.45% in effect on 12/24/07.

(3) Taxable equivalent yield is based on the maximum combined federal regular, New York State and New York City personal income tax rate of 41.82% in effect on 12/24/07.

(4) Taxable equivalent yield is based on the maximum federal regular income tax rate of 35.00% in effect on 12/24/07.


WHERE CAN I FIND MORE FINANCIAL AND PERFORMANCE INFORMATION ABOUT THE FUNDS?

   The Federal Fund Prospectus (enclosed) contains additional financial information about the Federal Fund, including the Federal Fund's financial performance since its inception, under the heading "Financial Highlights." Additional performance information as of the most recent calendar year ended December 31, 2007, is contained in the Federal Fund Prospectus under the heading "Performance."

   The California Fund Prospectus, as well as the Annual Report to Shareholders for the California Fund as of June 30, 2008 contain more financial information about the California Fund, including the California Fund's financial performance since its inception, under the heading "Financial Highlights." Additional performance information as of the calendar year ended December 31, 2006, is contained in the California Fund Prospectus under the heading "Performance." These documents are available free of charge upon request (see the section "Information About the California Fund").


    The New York Fund Prospectus, as well as the Annual Report and Semiannual Report to Shareholders for the New York Fund as of September 30, 2007 and March 31, 2008, respectively, contain more financial information about the New York Fund, including the New York Fund's financial performance since its inception, under the heading "Financial Highlights." Additional performance information as of the calendar year ended December 31, 2007, is contained in the New York Fund Prospectus under the heading "Performance." These documents are available free of charge upon request (see the section "Information About the New York Fund").


WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

   The Funds use the same service providers for the following services:

   CUSTODY SERVICES. Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the securities and other assets of the Target Funds and the Federal Fund.

   TRANSFER AGENCY SERVICES. Investor Services, an indirect wholly owned subsidiary of Resources, is the shareholder servicing and transfer agent and dividend-paying agent for the Funds.

   ADMINISTRATIVE SERVICES. FT Services, an indirect wholly owned subsidiary of Resources, pursuant to an agreement with each Fund, provides certain administrative facilities and services to the Funds under the same terms and conditions.

   DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions.

   DISTRIBUTION AND SERVICE (12B-1) FEES. Class A shares of the Target Funds and Federal Fund shares each have separate distribution or "Rule 12b-1" plans. Under each Rule 12b-1 plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. Each Fund may pay up to 0.15% per year of the average daily net assets of its shares. For more information regarding the Federal Fund's Rule 12b-1 plan, please see "The Underwriter--Distribution and Service (12b-1) fees" in the Federal Fund SAI.

   PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of the Target Funds and Federal Fund shares is 2.25%, with reduced charges for purchases of $100,000 or more and no front-end sales charges for purchases of $1 million or more. Prior to September 1, 2008, shares of each Fund were subject to a 2% redemption fee if the shares are sold within 7 days following their purchase date. Effective September 1, 2008, each Fund discontinued its redemption fee policy.

   Shares of each Fund may be redeemed at their respective NAV per share, except that redemptions of Class A shares of the Target Funds and Federal Fund shares that were purchased without an initial sales charge generally are subject to a 0.75% CDSC if you sell the shares within 18 months following their purchase. Additional information and specific instructions explaining how to buy, sell, and exchange shares of the Federal Fund are outlined in the Federal Fund Prospectus under the heading, "Your Account." The accompanying Federal Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions."

   DIVIDENDS AND DISTRIBUTIONS. Each Fund typically declares an income dividend each day that its NAV is calculated and pays them monthly. Capital gains, if any, will be distributed at least annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of a Fund at NAV unless an election is made to receive cash payments. The amount of these distributions will vary and there is no guarantee the Funds will pay dividends.

   Each Fund has qualified, and intends to continue to qualify, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for taxation as a regulated investment company, a mutual fund, among other things, must distribute 90% of its investment company taxable income and net tax-exempt income, derive at least 90% of its gross income from permitted sources and diversify its holdings as required by the Code. While so qualified, so long as each Fund distributes all of its investment company taxable income and net tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

   The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see each Fund's prospectus under the heading "Distributions and Taxes."


                         REASONS FOR THE TRANSACTIONS

   The Boards of Trustees of the Target Funds Trusts, on behalf of the Target Funds, have recommended that the Target Funds' shareholders approve the Transactions in order to combine the Target Funds with a larger fund that has similar goals and investment policies. Shareholders of each Target Fund may potentially benefit from lower expenses. Shareholders of the Target Funds may also benefit from becoming shareholders of the Federal Fund whose average total returns have been stronger since the Funds' inception. In addition, Target Funds shareholders would become investors in a fund that has a more diversified portfolio of municipal bonds.

   A meeting of the Target Funds Trusts' Boards was held on July 10, 2008 to consider the proposed Transactions. The Independent Trustees and the Target Funds Trusts' Boards have been advised on this matter by independent counsel
to the Independent Trustees.   In addition, a meeting of Tax-Free Trust's
Board was held on July 10, 2008 to consider the proposed Transactions on behalf of the Federal Fund.

   The Target Funds Trusts' Boards requested and received from FAI written materials containing relevant information about the Federal Fund and the proposed Transactions, including fee and expense information on an actual and future estimated basis, and comparative performance data.

   The Target Funds Trusts' Boards considered the potential benefits and costs of the Transactions to the Target Funds shareholders. The Boards reviewed detailed information about: (1) the investment goal, strategies and policies of the Federal Fund; (2) the portfolio management of the Federal Fund; (3) the financial and organizational strength of FAI; (4) the comparability of the investment goals, policies, restrictions and investments of the Target Funds with those of the Federal Fund, including each Fund's average weighted portfolio maturity and duration; (5) the comparative short-term and longer-term investment performance of the Target Funds and the Federal Fund; (6) the current expense ratios of the Target Funds and the Federal Fund; (7) the relative asset size of each Fund, including the benefits of the Target Funds joining with a larger entity; (8) the agreement by FAI to pay a portion of the expenses related to each Transaction; (9) the tax consequences of the Transactions to the Target Funds and their shareholders, including the loss of state income tax benefits in their respective states (and New York City income tax benefits for the New York Fund and its shareholders); and (10) the general characteristics of investors in the Target Funds.

   The Target Funds Trusts' Boards also considered that: (a) the investment management fee for the Target Funds was the same as such fee for the Federal Fund; (b) the average annual total returns of the Federal Fund have been somewhat stronger than the average annual total returns of the Target Funds, although, from time to time, the Federal Fund's 30-day yield has been comparable to or higher than the 30-day yield of one or both of the Target Funds while the 30-day tax equivalent yields for the Target Funds have generally been higher than for the Federal Fund; (c) the relatively small asset size of each Target Fund had prevented it from realizing significant economies of scale that would enable it to reduce its expense ratio; (d) based on each Target Fund's historical asset growth and projected sales activity, each Target Fund's assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale; (e) benefits to shareholders, including operating efficiencies, may be achieved from combining the Funds; and (f) alternatives were available to shareholders of the Target Funds, including the ability to redeem their shares.

   Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, each Target Funds Trust's Board, including all of its Independent Trustees, concluded that the Transaction for its Target Fund is in the best interests of the shareholders of such Target Fund and that no dilution of value would result to the shareholders of that Target Fund from the Transactions. Each Target Funds Trust's Board approved the applicable Plan on July 10, 2008, and recommended that the shareholders of the Target Fund vote to approve the Transaction with respect to such Target Fund.

   The Board of Trustees of Tax-Free Trust, on behalf of the Federal Fund, also concluded that the Transactions are in the best interests of the Federal Fund and its shareholders and that no dilution of value would result to the shareholders of the Federal Fund from the Transactions. Consequently, the Trustees of Tax-Free Trust approved the Plans on behalf of the Federal Fund.

 FOR THE REASONS DISCUSSED ABOVE, THE TARGET FUNDS TRUSTS' BOARDS UNANIMOUSLY
     RECOMMEND THAT YOU VOTE FOR THE PLAN APPLICABLE TO YOUR TARGET FUND.


                      INFORMATION ABOUT THE TRANSACTIONS

   This is only a summary of the Plans. You should read the form of the Plans, which is attached as Exhibit A, for complete information about the Transactions.

  HOW WILL THE TRANSACTIONS BE CARRIED OUT?

   If the shareholders of a Target Fund approve the Plan for such Fund, the Transaction for such Target Fund will take place after various conditions are satisfied, including the preparation of certain documents. The Target Funds Trust and Tax-Free Trust will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of a Target Fund do not approve the Plan for such Fund, the Transaction for such Target Fund will not take place, and that Target Fund will continue to operate as it does currently even if the shareholders of the other Target Fund approve the Plan for such Fund and the Transaction for such other Target Fund proceeds. Each Target Fund no longer offers its shares for sale to the public. Existing shareholders, however, are permitted to purchase additional shares until the date of the Meeting. If shareholders of a Target Fund approve the Plan for such Fund at the Meeting, such shareholders may continue to add to their existing accounts until the close of business on November 11, 2008 through the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

   If the shareholders of a Target Fund approve the Plan for such Target Fund, such Target Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), to the Federal Fund on the closing date, which is scheduled to occur on or about November 12, 2008, but which may occur on an earlier or later date as the Target Funds Trust and Tax-Free Trust may agree. Neither Tax-Free Trust nor the Federal Fund shall assume any liability of a Target Fund or Target Funds Trust. In exchange, Tax-Free Trust will issue Federal Fund shares that have an aggregate NAV equal to the dollar value of the assets delivered to the Federal Fund by the Target Fund. Such Target Funds Trust will distribute the Federal Fund shares it receives to the shareholders of the Target Fund. Each shareholder of the Target Fund will receive a number of Federal Fund shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Fund. The stock transfer books of the Target Fund will be permanently closed as of 1:00 p.m., Pacific Time, on the closing date. The Target Fund will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific Time, on the closing date. Requests received after that time will be considered requests to redeem shares of the Federal Fund. As soon as is reasonably practicable after the transfer of its assets, the Target Fund will pay or make provision for payment of all its remaining liabilities, if any. At the closing, each shareholder of record of a Target Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of the Target Fund that such shareholder had on the distribution record date. The Target Fund will then terminate its existence as a separate series of its respective Trust.

   To the extent permitted by law, each Target Funds Trust and Tax-Free Trust may agree to amend the applicable Plan without shareholder approval. If any amendment is made to a Plan that would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

   Each of the Target Funds Trusts and Tax-Free Trust has made representations and warranties in the Plans that are customary in matters such as the Transactions. The obligations of each Target Funds Trust and Tax-Free Trust under the Plan with respect to a Target Fund or the Federal Fund, respectively, are subject to various conditions, including:

    o Tax-Free Trust's Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

    o the shareholders of applicable Target Fund shall have approved the Transaction for such Fund; and

    o the Target Funds Trust and Tax-Free Trust shall have received the tax opinion described below that the consummation of the Transaction with respect to the Target Fund will not result in the recognition of gain or loss for federal income tax purposes for such Target Fund, Federal Fund or their shareholders.

   If a Target Funds Trust and Tax-Free Trust agree, the Plan for a Target Fund may be terminated or abandoned at any time before or after the approval of the shareholders of the Target Fund.

  WHO WILL PAY THE EXPENSES OF THE TRANSACTIONS?

   Each Target Funds Trust, on behalf of its respective Target Fund, will pay 25% of the expenses resulting from that Target Fund's participation in a Transaction, including the costs of the proxy solicitation. Tax-Free Trust, on behalf of the Federal Fund, will pay 25% of such expenses for each Transaction. FAI will pay the remaining 50% of such expenses for each Transaction.

  WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTIONS?

   Each Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. The tax consequences of one Transaction are not dependent upon the other
Transaction. Based on certain assumptions and representations received from the California Trust and the New York Trust, on behalf of the California Fund and New York Fund, respectively, and Tax-Free Trust, on behalf of the Federal Fund, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Funds, (i) that shareholders of a Target Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Target Fund for shares of the Federal Fund, and (ii) that neither the Federal Fund nor its shareholders will recognize any gain or loss upon the Federal Fund's receipt of the assets of a Target Fund. In addition, the holding period and aggregate tax basis for the Federal Fund shares that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of such Target Fund previously held by the shareholder.

    Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Transactions are consummated, but one or both of the Transactions do not qualify as a tax free reorganization under the Code, and thus is taxable, a Target Fund in the case of a taxable Transaction would recognize gain or loss on the transfer of its assets to the Federal Fund and each shareholder of that Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Federal Fund it received.

    Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. Following the Transaction for a Target Fund, any capital loss carryovers (together with any current year loss and net unrealized depreciation in the value of investments) of that Target Fund will be subject to an annual limitation for federal income tax purposes. At their reporting periods ended June 30, 2008 and March 31, 2008, the tax basis capital loss carryovers, unrealized appreciation in value of investments and aggregate net asset values of the California Fund and New York Fund, respectively, as compared to the Federal Fund at February 29, 2008, and the approximate annual limitations on use of the Target Funds' capital loss carryovers following the Transactions, are as follows:

    -----------------------------------------------------------
                            California  New York  Federal
                                Fund     Fund      Fund
    -----------------------------------------------------------
    Capital loss Carryovers
    -----------------------------------------------------------
       Expiring (2015)        $204,589   $111,850
    -----------------------------------------------------------
       Expiring (2014-2016)                         $346,548
    -----------------------------------------------------------
    Unrealized Appreciation   ($31,213)   $64,834   ($26,189)
    (Depreciation) in Value
    of Investments
    -----------------------------------------------------------
    Net Asset Value         $24,883,098 $14,816,999 $43,914,271
    -----------------------------------------------------------
    Tax-exempt rate (July
    2008)                      4.71%     4.71%
    -----------------------------------------------------------
    Annual Limitation
    (approximate) (1)        $1,171,994  $697,881
    -----------------------------------------------------------
      (1) The actual limitation will equal the aggregate net asset value of a Target Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which a Transaction closes; such limitation is
        increased   by  the  amount  of  any  built-in   gain,   i.e.,
        unrealized appreciation in value of investments, of a Target Fund on the closing date that is recognized in a taxable year.

   Given the approximate amount of these annual limitations relative to the amount of each Target Fund's capital loss carryovers, this limitation on use of a Target Fund's capital loss carryovers will not likely be material. Moreover, the Transactions will not result in any limitation on the use by the Federal Fund of its capital loss carryovers.

   In addition, given that the Federal Fund has a small amount of unrealized deprecation in value of its investments of ($26,189) at February 29, 2008, Target Fund shareholders will not likely be "buying into" greater unrealized appreciation in value of investments of Federal Fund relative to what Target Fund shareholders are presently exposed. Thus, the tax risk to Target Fund shareholders of being exposed to greater unrealized appreciation in value of investments from prior years that could become their income tax burden when the Federal Fund's portfolio securities are sold is not present. Similarly, given that the California Fund and the New York Fund have small amounts of unrealized appreciation (depreciation) in value of investments of ($31,213) and $64,834, respectively, at the end of their last reporting periods, the tax risk to the present Federal Fund shareholders of being exposed to materially greater amounts of unrealized appreciation in value of investments of Target Funds is not present.

   After the Transaction(s), you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction(s) in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction(s) because this discussion only relates to the federal income tax consequences.

  WHAT SHOULD I KNOW ABOUT THE SHARES OF THE FEDERAL FUND?

   Federal Fund shares will be distributed to Class A shareholders of the Target Funds, and generally will have the same legal characteristics as the shares of each Target Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. The Federal Fund is a series of Tax-Free Trust, the California Fund is a series of the California Trust, and the New York Fund is a series of the New York of the New York Trust. All three Trusts are organized as Delaware statutory trusts.

  WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTIONS?

   The following table sets forth, as of February 29, 2008, the capitalization of each Target Fund and the Federal Fund. The table also shows the projected capitalization of the Federal Fund as adjusted to give effect to (1) both proposed Transactions, and (2) only the Transaction with the California Fund, which demonstrates the least reduction in overall expenses that a shareholder in a Target Fund would experience becoming a shareholder of the Federal Fund. The capitalization of the Federal Fund is likely to be different when the Transaction(s) are consummated.

                                                   FEDERAL        FEDERAL
                                                    FUND--        FUND--
                                                   PROJECTED      PROJECTED
                 CALIFORNIA   NEW YORK               AFTER          AFTER
                   FUND -      FUND -     FEDERAL     BOTH           ONE
                  CLASS A      CLASS A     FUND    TRANSACTIONS  TRANSACTION
                 (UNAUDITED  (UNAUDITED) (AUDITED) (UNAUDITED)*  (UNAUDITED)**
                 ------------------------------------------------------------
Net assets(1)    $18,331,021 $12,469,195 $43,914,271 $74,669,737 $62,222,948

Shares outstanding 1,848,687   1,261,226   4,407,791   7,500,182   6,248,255
Net asset value        $9.92       $9.89       $9.96       $9.96       $9.96
per share

* The projected capitalization of the Federal Fund after both Transactions includes the estimated expenses of the Transactions borne by the Target Funds and the Federal Fund.

** The projected capitalization of the Federal Fund after the Transaction with only the California Fund includes the estimated expenses of the Transaction borne by the California Fund and the Federal Fund.

(1)   Each Fund has only one class of shares outstanding.


At the actual closing of the reorganizations, shareholders of the Target Funds will receive Federal Fund Shares based on the relative net asset values of the Funds as of 1:00 p.m., Pacific Time, of the closing date.


        COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

   This section describes and compares the key differences between the investment goals, strategies and principal policies of the Funds, as well as the risks associated with such goals, strategies and policies. The investment goal and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the Affirmative Majority Vote of that Fund. Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval. For a complete description of the Federal Fund's investment policies and risks, you should read the Federal Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Federal Fund SAI, which is incorporated by reference into the SAI relating to this Prospectus/Proxy Statement and is available upon request.

 ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS OF THE FUNDS?

   Although worded somewhat differently, the investment goal of each Fund is substantially similar. The Funds seek to provide investors with as high a level of income exempt from federal income taxes (including, for the Federal Fund, the alternative minimum tax) as is consistent with prudent investment management and the preservation of shareholders' capital. The California Fund and the New York Fund also seek to provide such level of income exempt from California State and New York State and City personal income taxes, respectively. Therefore, the most significant difference among the Funds is the additional focus of each of the Target Funds on providing income that is exempt from such Fund's particular state (and in one instance city) personal income taxes.

   Under normal market conditions, each Fund invests at least 80% of its net assets (total assets for the Federal Fund) in securities whose interest is free from federal income taxes, including the federal alternative minimum tax ("AMT"). In addition, under normal market conditions, the California Fund invests at least 80% of its net assets in securities that pay interest free from California personal income taxes, and the New York Fund invests at least 80% of its net assets in securities that pay interests free from New York State personal income taxes. The New York Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City. Although each Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of a Fund's total assets may be in securities that pay interest that may be subject to the AMT and in securities that pay taxable interest. In addition, each Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

   Each Fund maintains a dollar-weighted average portfolio maturity of five years or less, although the Target Funds may buy securities with any maturity. The Funds only buy investment grade securities (those rated by U.S. ratings services in the top four ratings categories) or comparable unrated securities. The Funds hold securities in their portfolio for income purposes, rather than trading securities for capital gains, although the manager may sell a security at any time if it believes doing so could help a Fund meet its goal. The Funds also may invest in municipal lease obligations, which generally are issued to finance the purchase of public property. The property is leased to a state or local government and the lease payments are used to pay the interest on the obligations.

      The New York Fund is a non-diversified fund and, as such, may invest a greater portion of its assets in the municipal securities of one or more issuers than the Federal Fund or the California Fund, which are diversified funds.

  HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

   The Funds' fundamental investment restrictions are identical, other than their investment goals and their policies on diversification (as discussed
above).   Such fundamental investment restrictions include those with respect to borrowing, underwriting, lending, real estate investments, commodities investments, and issuing senior securities.

  WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE
FUNDS?

   Like all investments, an investment in any Fund involves risk. There is no assurance that any Fund will meet its investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

      INTEREST RATE. When interest rates rise, municipal security prices fall. The opposite is also true: municipal security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

      TAX-EXEMPT SECURITIES. While the Funds endeavor to purchase only bona fide tax- exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service, or a state tax authority, as taxable and/ or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions may affect the Funds' ability to maintain a stable share price.

      CREDIT. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

      Many of the Funds' portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. To the extent a Fund holds insured securities, a change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund's portfolio may affect the value of the securities they insure, the Fund's share price and Fund performance. The Funds might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

      INCOME. Because each Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

      CALL. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a Fund may have to replace it with a lower- yielding security. At any time, a Fund may have a large amount of its assets invested in municipal securities subject to call risk. A call of some or all of these securities may lower the Fund's income and yield and its distributions to shareholders.

      MARKET. A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

      Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

      MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations differ from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

      U.S. TERRITORIES. Each Fund may invest up to 35% of its assets in municipal securities issued by U.S. territories. As with any state municipal securities, events in any of these territories where the Fund is invested may affect the Fund's investments and its performance.

      CALIFORNIA AND NEW YORK. Because each Target Fund invests predominantly in municipal securities of its particular state, events in that state are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a particular state can be unpredictable and can change at any time. For these reasons, each Target Fund involves more state-specific risk than an investment in a fund, like the Federal Fund, that does not focus on securities of a single state.

      NON-DIVERSIFICATION (New York Fund). The New York Fund is a non-diversified fund. It may invest a greater portion of its assets in the municipal securities of any one or more issuers than a diversified fund. The New York Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund's shares. The New York Fund, however, intends to meet certain tax diversification requirements.

                      INFORMATION ABOUT THE FEDERAL FUND

   Information about the Federal Fund is included in the Federal Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement. Additional information about the Federal Fund is included in the Federal Fund SAI, which is incorporated into the Federal Fund Prospectus and into an SAI dated September [__], 2008 relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is considered part of this Prospectus/Proxy Statement. You may request a free copy of the SAI relating to this Prospectus/Proxy Statement, the Federal Fund SAI, the Federal Fund's Annual Report to Shareholders for the fiscal year ended February 29, 2008, Semiannual Report to Shareholders for the period ended August 31, 2008, and other information by calling 1-800/DIAL-BEN(R) or by writing to the Federal Fund at P.O. Box 997151, Sacramento, CA 95899-7151.

   Tax-Free Trust files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at HTTP://WWW.SEC.GOV or by electronic request at the following email address:
PUBLICINFO@SEC.GOV.


                     INFORMATION ABOUT THE CALIFORNIA FUND

   Information about California Fund is included in the California Fund's current Prospectus, which is incorporated into this Prospectus/Proxy Statement by reference, as well as the California Fund SAI and the California Trust's Annual Report to Shareholders dated June 30, 2008. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to the California Fund by calling 1-800/DIAL BEN or by writing to the California Fund, P.O. Box 997151, Sacramento, CA 95899-7151. Reports and other information filed by the California Trust can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at HTTP://WWW.SEC.GOV or by electronic request at the following email address: PUBLICINFO@SEC.GOV.

                      INFORMATION ABOUT THE NEW YORK FUND

   Information about the New York Fund is included in the New York Fund's current Prospectus, which is incorporated into this Prospectus/Proxy
Statement by reference, as well as the New York Fund SAI, the New York
Trust's Annual Report to Shareholders dated September 30, 2007, and Semiannual Report to Shareholders dated March 31, 2008. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to the New York Fund by calling 1-800/DIAL BEN or by writing to the New York Fund, P.O. Box 997151, Sacramento, CA 95899-7151. Reports and other information filed by the New York Trust can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at HTTP://WWW.SEC.GOV or by electronic request at the following email address:
PUBLICINFO@SEC.GOV.

                      FURTHER INFORMATION ABOUT THE FUNDS

   The following is a discussion of the organization of each Fund. More detailed information about each Fund's current trust structure is contained in each Fund's SAI.

   COMPARISON OF CAPITAL STRUCTURE. The Target Funds and the Federal Fund have substantially identical capital structures. The California Fund is a series of the California Trust, originally organized as a Massachusetts business trust on July 18, 1985, but reorganized effective November 1, 2007 as a Delaware statutory trust, pursuant to an Agreement and Declaration of Trust ("Declaration of Trust"), dated October 18, 2006. The New York Fund is a series the New York Trust, initially organized as a Massachusetts business trust in July 1986, but reorganized as a Delaware statutory trust effective February 1, 2008, pursuant to a Declaration of Trust dated October 18, 2006. The Federal Fund is a series of Tax-Free Trust, initially organized as a Massachusetts business trust in September 1984, but reorganized as a Delaware statutory trust effective July 1, 2007, pursuant to a Declaration of Trust dated October 18, 2006. The number of shares of the Funds is unlimited, each without par value. Each Fund may issue fractional shares. Shares of the Funds are fully paid and nonassessable and have no preference, preemptive or subscription rights.

   COMPARISON OF VOTING RIGHTS. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of Trustees. Quorum for a shareholders' meeting of a Trust is generally forty per cent of the outstanding shares entitled to vote, which are present in person or represented by proxy.

   The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

   In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by their Declaration of Trusts. For each Trust, its Declaration of Trust specifically gives shareholders the power to vote: (1) for the election of Trustees at a meeting called for the purpose of electing Trustees, (2) with respect to certain amendments to the Declaration of Trust as required by the Declaration of Trust, the 1940 Act or the requirements of any securities exchanges on which shares are listed for trading, and (3) on such matters as required by the Declaration of Trust, the by-laws and any registration statement of the Trust filed with the SEC or any State, or as the Trustees may consider necessary or desirable.

   For each Trust, a majority of the votes cast at a meeting at which a quorum is present shall decide any questions other than the election of trustees, unless the Declaration of Trust, by-laws or applicable law provide otherwise. Trustees of each Trust are elected by not less than a plurality of the votes cast of the holders of shares entitled to vote present in person or represented by proxy at a shareholders meeting at which a quorum is present.

   Pursuant to each Trust's Declaration of Trust, the maximum number of days prior to a shareholders' meeting during which a record date may be set by that Trust's Board is 120 days.

   COMPARISON OF LEGAL STRUCTURES. The Target Funds and the Federal Fund share the same legal structures as each Trust was formed under the Delaware Statutory Trust Act ("DSTA"). The DSTA grants each Trust a significant amount of operational flexibility to adopt features, rights and obligations of the statutory trust and its trustees and shareholders in its charter instruments. Investment companies organized as Delaware statutory trusts have been able to benefit from this flexibility to streamline their operations and minimize expenses. For example, Delaware statutory trusts are not required to hold annual stockholders' meetings if meetings are not otherwise required by the federal securities laws, the Declaration of Trust or by-laws, and such funds may create new classes or series of stock without having to obtain the approval of stockholders at a meeting. The DSTA also allows a fund to provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval; all are subject, however, to any special voting requirements of the 1940 Act.

   LIMITED LIABILITY FOR SHAREHOLDERS. Under the DSTA and the Trusts' Declarations of Trust, shareholders of the Trusts are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under Delaware General Corporation Law.

   BOARD OF TRUSTEES.   Pursuant to the DSTA and each Trust's Declaration of
Trust, the responsibility for the management of each Trust is vested in its Board of Trustees, which, among other things, is empowered by the Trust's Declaration of Trust to elect the officers of the Trust and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to each Declaration of Trust, no Trustee of a Trust shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

   INSPECTION RIGHTS. Each Fund provides certain inspection rights to shareholders of its books and records, at least to the extent required by applicable law.

      LEGAL PROCEEDINGS. For information about material pending legal proceedings and regulatory matters, please see the sections entitled "Additional Management Information" in each Target Fund Prospectus and the section entitled "Management" in the Federal Fund Prospectus.


                              VOTING INFORMATION

  HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLANS?

   For each Plan, an Affirmative Majority Vote of the Target Fund is required to approve the Plan for that Target Fund. Each shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share of a Target Fund held at the close of business on August 29, 2008 (the "Record Date"). If sufficient votes to approve the Plan for a Target Fund are not received by the date of the Meeting, the Meeting may be adjourned as to the Target Fund to permit further solicitations of proxies.

   Forty percent (40%) of a Target Fund's outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business by that Target Fund at the Meeting. Under relevant state law and the Target Funds Trusts' governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting, but will not be treated as votes
cast at such Meeting.   Abstentions and broker non-votes, therefore, will be
included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Plan for a Target Fund.

  HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

   You can vote in any one of four ways:
    o  By mail, with the enclosed proxy card;
    o  In person at the Meeting;
    o  By telephone; or
    o  Through the Internet.

    If your account is eligible for voting by telephone or through the Internet, separate instructions are enclosed.

   A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to your Fund. If you simply sign, date, and return the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a Legal Proxy from your broker of record and present it at the Meeting.

  MAY I REVOKE MY PROXY?

   You may revoke your proxy at any time before it is voted by sending a written notice to the appropriate Target Funds Trust expressly revoking your proxy, by signing and forwarding to the appropriate Target Funds Trust a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

  WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

   The Boards of Trustees of the Target Funds Trusts do not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. They are not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

  WHO IS ENTITLED TO VOTE?

   Shareholders of record of each Target Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [
] outstanding Class A shares of the California Fund and [               ]
outstanding Class A shares of the New York Fund.

  HOW WILL PROXIES BE SOLICITED?

    Computershare, a professional proxy solicitation firm (the "Solicitor"), has been engaged to assist in the solicitation of proxies, at an estimated
cost of approximately $1,500 with respect to each Target Fund.   The Target
Funds expect that the solicitations will be primarily by mail. As the date of the Meeting approaches, however, certain Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Target Funds. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Boards of Trustees of the Target Funds Trusts believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

    In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder's full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder's instructions on the proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

    If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may still submit the proxy card originally sent with this Prospectus/Proxy Statement or attend in person.

   The Target Funds will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Target Funds Trusts may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of the Target Funds Trusts or their affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

  ARE THERE DISSENTERS' RIGHTS?

   Shareholders of the Target Funds will not be entitled to any "dissenters' rights" because the proposed Transactions involve open-end investment companies registered under the 1940 Act (commonly called mutual funds). In addition, the Trusts' Declarations of Trust expressly preclude shareholders, as a matter of right, to relief as dissenting shareholders in respect to any proposal or action involving the Trust or any Fund thereof. Although no dissenters' rights may be available, you have the right to redeem your shares at NAV until the closing date. After the closing date, you may redeem your Federal Fund shares or exchange them for shares of other Franklin Templeton Funds. Redemptions are subject to the terms in the prospectus of the respective Fund.

                           PRINCIPAL HOLDERS OF SHARES

   As of the Record Date, the officers and trustees of the California Trust, as a group, owned of record and beneficially [less than 1%] of the outstanding voting shares of the California Fund, and the officers of trustees of the New York Trust, as a group, owned or record and beneficially [less than 1%] of the outstanding voting shares of the New York Fund. In addition, the officers and trustees of Tax-Free Trust, as a group, owned of record and beneficially [less than 1%] of the outstanding voting shares of the Federal Fund as of the Record Date.

   From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of each Fund, except as listed below, no other person owned (beneficially or of record) 5% or more of the outstanding shares of the Federal Fund, and the Class A shares of the California Fund or the New York Fund as of the Record Date.


     NAME AND ADDRESS                             PERCENTAGE
                                                  (%)
     ------------------------------------------------------------
     CALIFORNIA FUND:



     NEW YORK FUND:



     FEDERAL FUND:





   [Upon completion of the Transactions, it is not expected that those persons disclosed above as owning 5% or more of the Target Funds' outstanding Class A shares will own in excess of 5% of the then outstanding Federal Fund shares. It is expected that the percentage ownership of the Federal Fund by those persons listed above will materially change as a result of the Transactions.]

                            SHAREHOLDERS PROPOSALS

    The Target Funds Trusts are not required and do not intend to hold regular annual meetings of shareholders. A shareholder who wishes to submit a proposal for consideration for inclusion in a Target Funds Trust's proxy statement for the next meeting of shareholders should send his or her written proposal to that Target Funds Trust's offices at One Franklin Parkway, San Mateo, California 94403-1906, Attention: Secretary, so that it is received within a reasonable time before the Target Funds print and send their proxy materials. The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the Securities Exchange Act of 1934. A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

    Submission of a proposal by a shareholder does not guarantee that the proposal will be included in a Target Funds Trust's proxy statement or presented at the meeting.

                                  ADJOURNMENT

   The holders of a majority of the shares present (in person or by proxy) and entitled to vote at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of the applicable Target Funds Trust, in the absence of the chairperson of the Board, or any vice president or other authorized officer of the applicable Target Funds Trust, in the absence of the president, may adjourn the Meeting. Such authority to adjourn the Meeting may be used for any reason whatsoever, including allowing for the further solicitation of proxies. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Target Funds Trust on questions of adjournment.




                                   By Order of the Boards of Trustees,

                                   Karen L. Skidmore SECRETARY
    September [__], 2008

                                   GLOSSARY

USEFUL TERMS AND DEFINITIONS


   AFFIRMATIVE MAJORITY VOTE-- the affirmative vote of the lesser of: (i) a majority of the outstanding shares of a Target Fund, or (ii) 67% or more of the outstanding shares of a Target Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of such Target Fund are present or represented by proxy.


   1940 ACT--Investment Company Act of 1940, as amended


   DISTRIBUTORS--Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.


   FAI--Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the investment manager for the Federal Fund and the Target Funds.


   FRANKLIN TEMPLETON FUNDS--The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Franklin Mutual Recovery Fund.

   FRANKLIN TEMPLETON INVESTMENTS-- Resources is a publicly owned global investment management organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries.


   FT SERVICES--Franklin Templeton Services, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the administrator for the Funds. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate to each Fund's investment manager and principal underwriter.


   INVESTOR SERVICES--Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313, the shareholder servicing, transfer agent and dividend-paying agent for the Funds.


   NET ASSET VALUE (NAV)--The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


   RESOURCES--Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.


   SAI--Statement of Additional Information


   SEC--U.S. Securities and Exchange Commission


   SECURITIES DEALER--A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.


    U.S.--United States


                    EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT
A. Form of Agreement and Plan of Reorganization by and between Franklin Tax-Free Trust, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin [California][New York] Tax-Free Trust, on behalf of Franklin [California][New York] Limited-Term Tax-Free Income Fund (attached)

B. Prospectus of Franklin Federal Limited-Term Tax-Free Income Fund, dated July 1, 2008, as amended to date (enclosed)





                                                                     EXHIBIT A
                                    FORM OF
                     AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this __ day of _______, 2008, by and between Franklin Tax-Free Trust, a statutory trust created under the laws of the State of Delaware ("Tax-Free Trust"), with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Franklin Federal Limited-Term Tax-Free Income Fund ("Acquiring Fund"), and Franklin [California] [New York] Tax-Free Trust, a statutory trust created under the laws of the State of Delaware ("Target Trust"), with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Franklin [California][New York] Limited-Term Tax-Free Income Fund ("Target Fund").

                            PLAN OF REORGANIZATION

    The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Tax-Free Trust, on behalf of Acquiring Fund, of substantially all of the property, assets and goodwill of Target Fund in exchange solely for full and fractional common shares, with no par value, of Acquiring Fund ("Acquiring Fund Shares");
(ii) the distribution of Acquiring Fund Shares to the holders of Class A shares of Target Fund (the "Target Fund Shares") according to their respective interests in Target Fund in complete liquidation of Target Fund; and (iii) the dissolution of Target Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

                                   AGREEMENT

    In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF TARGET FUND.

    (a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of Tax-Free Trust, on behalf of Acquiring Fund, herein contained, and in consideration of the delivery by Tax-Free Trust of the number of Acquiring Fund Shares hereinafter provided, Target Trust on behalf of Target Fund agrees that it will convey, transfer and deliver to Tax-Free Trust, for the benefit of Acquiring Fund, at the Closing all of Target Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), in accordance with Section 9 of the Plan, which costs and expenses shall be established on Target Fund's books as liability reserves;
(ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Trustees of Target Trust shall reasonably deem to exist against Target Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Target Fund's books (hereinafter "Net Assets"). Neither Tax-Free Trust nor Acquiring Fund shall assume any liability of Target Fund or Target Trust, and Target Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

    (b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of Target Trust, on behalf of Target Fund, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Tax-Free Trust agrees at the Closing to deliver to Target Trust the number of Acquiring Fund Shares, determined by dividing the net asset value per share of each Class A share of Target Fund by the net asset value per share of each share of Acquiring Fund, and multiplying the result thereof by the number of outstanding Class A shares of Target Fund, as of 1:00 p.m., Pacific Time, on the Closing Date. Acquiring Fund Shares delivered to Target Trust at the Closing shall have an aggregate net asset value equal to the value of Target Fund's Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

    (c) Immediately following the Closing, Target Trust shall dissolve Target Fund and distribute pro rata to Target Fund's shareholders of record as of the close of business on the Closing Date, Acquiring Fund Shares received by Target Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Fund in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the third decimal place. Certificates for Acquiring Fund Shares shall not be issued, unless specifically requested by the shareholders.

    (d) At the Closing, each shareholder of record of Target Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Target Fund that such person had on the Distribution Record Date.

    (e) All books and records relating to Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to Tax-Free Trust from and after the date of the Plan, and shall be turned over to Tax-Free Trust on or prior to the Closing.

2. VALUATION.

    (a) The net asset value of Acquiring Fund Shares and Target Fund Shares and the value of Target Fund's Net Assets to be acquired by Acquiring Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific Time, on the Closing Date, unless on such date: (a) the New York Stock Exchange ("NYSE") is not open for unrestricted trading; or (b) the reporting of trading on the NYSE is disrupted; or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b) or (c) are each referred to as a "Market Disruption"). The net asset value per share of Acquiring Fund Shares and Target Fund Shares and the value of Target Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectuses of Acquiring Fund and Target Fund, or amendments thereto.

    (b) In the event of a Market Disruption on the proposed Closing Date, so that an accurate appraisal of the net asset value of Acquiring Fund Shares or Target Fund Shares or the value of Target Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

3. CLOSING AND CLOSING DATE.

    The Closing Date shall be ______ __, 2008 or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Tax-Free Trust at 2:00 p.m., Pacific Time, on the Closing Date. Target Trust on behalf of Target Fund shall have provided for delivery as of the Closing of those Net Assets of Target Fund to be transferred to the account of Acquiring Fund's Custodian, Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286. Also, Target Trust, on behalf of Target Fund, shall deliver at the Closing a list of names and addresses of the shareholders of record of Target Fund Shares as of the Distribution Record Date and the number of full and fractional shares of beneficial interest owned by each such shareholder as of 1:00 p.m., Pacific Time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Tax-Free Trust on behalf of Acquiring Fund shall provide evidence satisfactory to Target Trust that such Acquiring Fund Shares have been registered in an account on the books of Acquiring Fund in such manner as the officers of Target Trust on behalf of Target Fund may reasonably request.

4. REPRESENTATIONS AND WARRANTIES BY TAX-FREE TRUST ON BEHALF OF ACQUIRING
FUND.

    Tax-Free Trust, on behalf of Acquiring Fund, represents and warrants to Target Trust that:

    (a) Acquiring Fund is a series of Tax-Free Trust, a statutory trust organized originally as a Massachusetts business trust in September 1984 and converted into a Delaware statutory trust effective July 1, 2007. Tax-Free Trust is duly registered under the 1940 Act as an open-end, management investment company and all of Acquiring Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

    (b) Tax-Free Trust is authorized to issue an unlimited number shares of beneficial interest, without par value, of Acquiring Fund, each outstanding share of which is, and each share of which when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. Tax-Free Trust currently issues shares of twenty-five (25) series, including Acquiring Fund. Acquiring Fund issues one class of shares. No shareholder of Tax-Free Trust shall have any preemptive or other right to subscribe for Acquiring Fund Shares.

    (c) The financial statements appearing in Acquiring Fund's Annual Report to Shareholders for the fiscal year ended February 29, 2008, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to Target Trust, and any interim unaudited financial statements, copies of which may be furnished to Target Trust, fairly present the financial position of Acquiring Fund as of their respective dates and the results of Acquiring Fund's operations for the period indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

    (d) The books and records of Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Acquiring Fund.

    (e) Tax-Free Trust, on behalf of Acquiring Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust or By-laws, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Fund or Tax-Free Trust of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

    (f) Tax-Free Trust has elected to treat Acquiring Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Acquiring Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and intends to continue to qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

    (g) Acquiring Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (h) Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.

    (i) Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

    (j) There is no intercorporate indebtedness existing between Target Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

    (k) Acquiring Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of Target Fund.

    (l) Tax-Free Trust has no plan or intention to issue additional shares of Acquiring Fund following the Plan of Reorganization except for shares issued in the ordinary course of Acquiring Fund's business as a series of an open-end investment company; nor does Tax-Free Trust have any plan or intention to redeem or otherwise reacquire any shares of Acquiring Fund issued pursuant to the Plan of Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

    (m) Acquiring Fund is in the same line of business as Target Fund before the Plan of Reorganization and did not enter into such line of business as part of the Plan of Reorganization. Acquiring Fund will actively continue Target Fund's business in substantially the same manner that Target Fund conducted that business immediately before the Plan of Reorganization and has no plan or intention to change such business. On the Closing Date, Acquiring Fund expects that at least 33 (1)/3% of Target Fund's portfolio assets will meet the investment objectives, strategies, policies, risks and restrictions of Acquiring Fund. Acquiring Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Plan of Reorganization. Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the former assets of Target Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, Acquiring Fund will continuously review its investment portfolio (as Target Fund did before the Closing) to determine whether to retain or dispose of particular stocks or securities, including those included among the former assets of Target Fund.

    (n) The registration statement on Form N-14 referred to in Section 7(g) hereof (the "Registration Statement"), and any prospectus or statement of additional information of Acquiring Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information, on the effective and clearance dates of the Registration Statement, on the date of the Special Meeting of Target Fund shareholders, and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5. REPRESENTATIONS AND WARRANTIES BY TARGET TRUST ON BEHALF OF TARGET FUND.

    Target Trust, on behalf of Target Fund, represents and warrants to Tax-Free Trust that:

    (a) Target Fund is a series of Target Trust, a statutory trust organized originally as a Massachusetts business trust in [CA: July 1985] [NY: July 1986], and reorganized into a Delaware statutory trust effective [CA:
November 1, 2007][NY: February 1, 2008]. Target Trust is duly registered under the 1940 Act as an open-end, management investment company and all of Target Trust's Target Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

    (b) Target Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Target Fund, each outstanding share of which is fully paid, non-assessable, and has full voting rights. Target Trust issues shares of four (4) series, including Target Fund. Target Fund has one class of shares (Class A) and an unlimited number of shares of beneficial interest of Target Trust have been allocated and designated to Class A of Target Fund. No shareholder of Target Trust has or will have any option, warrant, or preemptive rights of subscription or purchase with respect to Target Fund Shares.

    (c) The financial statements appearing in Target Fund's Annual Report to Shareholders for the fiscal year ended [CA: June 30, 2007] [NY: September 30, 2007], audited by PricewaterhouseCoopers LLP, and unaudited Semi-Annual Report to Shareholders for the period ended [CA: December 31, 2007] [NY: March 31, 2008], copies of which have been delivered to Tax-Free Trust, and any interim financial statements for Target Fund that may be furnished to Tax-Free Trust, fairly present the financial position of Target Fund as of their respective dates and the results of Target Fund's operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) Target Trust, on behalf of Target Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust or Bylaws, as amended, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan. Target Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by Target Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by Target Fund.

    (e) Target Trust has elected to treat Target Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. Target Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

    (f) Target Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (g) Target Fund does not have any unamortized or unpaid organization fees or expenses.

    (h) Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

    (i) Since [CA: December 31, 2007] [NY: March 31, 2008], there has not been any material adverse change in Target Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

    (j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target Fund or Target Trust of the transactions contemplated by the Plan, except the necessary Target Fund shareholder approval, or as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.

    (k) There is no intercorporate indebtedness existing between Target Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

    (l) During the five-year period ending on the Closing Date, (i) Target Fund has not acquired, and will not acquire, Target Fund Shares with consideration other than Acquiring Fund Shares or Target Fund Shares, except for redemptions in the ordinary course of Target Fund's business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act, and (ii) no distributions have been made with respect to Target Fund Shares (other than regular, normal dividend distributions made pursuant to Target Fund's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for distributions described in Sections 852 and 4982 of the Code.

    (m) As of the Closing Date, Target Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of Target Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

    (n) Throughout the five year period ending on the Closing Date, Target Fund will have conducted its historic business within the meaning of
Section 1.368-1(d) of the Income Tax Regulations under the Code. Target Fund did not enter into (or expand) a line of business as part of the Plan of Reorganization. Target Fund will not alter its investment portfolio in connection with the Plan of Reorganization.

6. REPRESENTATIONS AND WARRANTIES BY TARGET TRUST AND TAX-FREE TRUST.

    Target Trust, on behalf of Target Fund, and Tax-Free Trust, on behalf of Acquiring Fund, each represents and warrants to the other that:

    (a) The statement of assets and liabilities to be furnished by it as of 1:00 p.m., Pacific Time, on the Closing Date for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect Target Fund's Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

    (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

    (c) Except as disclosed in its currently effective prospectus relating to Target Fund, in the case of Target Trust, and Acquiring Fund, in the case of Tax-Free Trust, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither Tax-Free Trust nor Target Trust is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Acquiring Fund's or Target Fund's business or their ability to consummate the transactions herein contemplated.

    (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

    (e) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of its Board of Trustees and the Plan, subject to the approval of Target Fund's shareholders in the case of Target Trust, constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

    (f) It anticipates that consummation of the Plan will not cause either Target Fund, in the case of Target Trust, or Acquiring Fund, in the case of Tax-Free Trust, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end their respective fiscal years.

7. COVENANTS OF TARGET TRUST AND TAX-FREE TRUST.

    (a) Target Trust, on behalf of Target Fund, and Tax-Free Trust, on behalf of Acquiring Fund, each covenants to operate its respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

    (b) Target Trust, on behalf of Target Fund, undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Target Fund's shareholders.

    (c) Target Trust, on behalf of Target Fund, undertakes that, if the Plan is consummated, it will liquidate and dissolve Target Fund.

    (d) Target Trust, on behalf of Target Fund, and Tax-Free Trust, on behalf of Acquiring Fund, each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

    (e) At the Closing, Target Trust, on behalf of Target Fund, will provide Acquiring Fund with a copy of the shareholder ledger accounts, certified by Target Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Target Fund Shares as of 1:00 p.m., Pacific Time, on the Closing Date who are to become shareholders of Acquiring Fund as a result of the transfer of assets that is the subject of the Plan.

    (f) The Board of Target Trust shall call and Target Trust shall hold, a Special Meeting of Target Fund's shareholders to consider and vote upon the Plan (the "Special Meeting") and Target Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. Target Trust agrees to mail to each shareholder of record of Target Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder.

    (g) Tax-Free Trust [has filed/will file] the Registration Statement with the SEC and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.
At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

    (h) Subject to the provisions of the Plan, Tax-Free Trust and Target Trust each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

    (i) Target Trust shall deliver to Tax-Free Trust at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of Target Fund transferred to Tax-Free Trust in accordance with the terms of the Plan.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY TARGET TRUST AND TAX-FREE TRUST.

    The consummation of the Plan hereunder shall be subject to the following respective conditions:

    (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

    (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Trustees certified by its Secretary or equivalent officer of each of the Funds.

    (c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

    (d) That the Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Target Fund at a meeting or any adjournment thereof.

    (e) That a distribution or distributions shall have been declared for Target Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders:
(i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m., Pacific Time, on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any prior period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

    (f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of Target Fund or Acquiring Fund.

    (g) That there shall be delivered to Target Trust, on behalf of Target Fund, and Tax-Free Trust, on behalf of Acquiring Fund, an opinion in form and substance satisfactory to them from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to Tax-Free Trust and Target Trust, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, the laws of the State of Delaware, and based upon certificates of the officers of Target Trust and Tax-Free Trust with regard to matters of fact:

       (1) The acquisition by Acquiring Fund of substantially all the assets of Target Fund, as provided for herein, in exchange for Acquiring Fund Shares followed by the distribution by Target Fund to its shareholders of Acquiring Fund Shares in complete liquidation of Target Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Target Fund and Acquiring Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

       (2) No gain or loss will be recognized by Target Fund upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for voting shares of Acquiring Fund (Sections 361(a) and 357(a) of the Code);

       (3) Acquiring Fund will recognize no gain or loss upon the receipt of substantially all of the assets of Target Fund in exchange solely for voting shares of Acquiring Fund (Section 1032(a) of the Code);

       (4) No gain or loss will be recognized by Target Fund upon the distribution of Acquiring Fund Shares to its shareholders in liquidation of Target Fund, in pursuance of the Plan (Section 361(c)(1) of the Code);

       (5) The basis of the assets of Target Fund received by Acquiring Fund will be the same as the basis of such assets to Target Fund immediately prior to the Plan of Reorganization (Section 362(b) of the Code);

       (6) The holding period of the assets of Target Fund received by Acquiring Fund will include the period during which such assets were held by Target Fund (Section 1223(2) of the Code);

       (7) No gain or loss will be recognized by the shareholders of Target Fund upon the exchange of their shares in Target Fund for voting shares of Acquiring Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

       (8) The basis of Acquiring Fund Shares received by the shareholders of Target Fund shall be the same as the basis of Target Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

       (9) The holding period of Acquiring Fund Shares received by shareholders of Target Fund (including fractional shares to which they may be entitled) will include the holding period of Target Fund Shares surrendered in exchange therefor, provided that Target Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

       (10) Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

    (h) That there shall be delivered to Tax-Free Trust, on behalf of Acquiring Fund, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to Target Trust, on behalf of Target Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

       (1) Target Fund is a series of Target Trust and that Target Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;

       (2) Target Trust is an open-end investment company of the management type registered as such under the 1940 Act;

       (3) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of Target Trust on behalf of Target Fund; and

       (4) The Plan is the legal, valid and binding obligation of Target Trust, on behalf of Target Fund, and is enforceable against Target Trust, on behalf of Target Fund, in accordance with its terms.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Target Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Target Trust.

    (i) That there shall be delivered to Target Trust, on behalf of Target Fund, an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to Tax-Free Trust, on behalf of Acquiring Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

       (1) Acquiring Fund is a series of Tax-Free Trust and Tax-Free Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;

       (2) Tax-Free Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund;

       (3) Tax-Free Trust is an open-end investment company of the management type registered as such under the 1940 Act;

       (4) Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by Tax-Free Trust, on behalf of Acquiring Fund;

       (5) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of Tax-Free Trust, on behalf of Acquiring Fund;

       (6) The Plan is the legal, valid and binding obligation of Tax-Free Trust, on behalf of Acquiring Fund, and is enforceable against Tax-Free Trust, on behalf of Acquiring Fund, in accordance with its terms; and

       (7) The registration statement of Tax-Free Trust, of which the prospectus dated November 1, 2007 of Acquiring Fund is a part (the "Prospectus"), is, at the time of the signing of the Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Tax-Free Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Tax-Free Trust, and an opinion of local Delaware counsel as to matters of Delaware law.

    (j) That Tax-Free Trust's prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund's shareholders in accordance with the Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

    (k) That Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Acquiring Fund Shares lawfully to be delivered to each holder of Target Fund Shares.

    (l) That, at the Closing, there shall be transferred to Tax-Free Trust, on behalf of Acquiring Fund, aggregate Net Assets of Target Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Target Fund on the Closing Date.

    (m) That there be delivered to Tax-Free Trust, on behalf of Acquiring Fund, information concerning the tax basis of Target Fund in all securities transferred to Acquiring Fund, together with shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of Target Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with Target Fund with respect to each shareholder.

9. EXPENSES.

    The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each of Target Trust, on behalf of Target Fund, and Tax-Free Trust, on behalf of Acquiring Fund, will pay 25% of the costs of the Plan of Reorganization, and Franklin Advisers, Inc., the investment manager for both Acquiring Fund and Target Fund, will pay 50% of the costs of the Plan of Reorganization.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.

    (a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Plan of Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of Target
Fund) to the Closing, or the Closing may be postponed as follows:

       (1) by mutual consent of Target Trust, on behalf of Target Fund, and Tax-Free Trust, on behalf of Acquiring Fund;

       (2) by Tax-Free Trust, on behalf of Acquiring Fund, if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

       (3) by Target Trust, on behalf of Target Fund, if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

    (b) If the transactions contemplated by the Plan have not been consummated by ______, 2009, the Plan shall automatically terminate on that date, unless a later date is agreed to by both Tax-Free Trust and Target Trust.

    (c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither Target Trust, Tax-Free Trust, Target Fund nor Acquiring Fund, nor their trustees, trustees, officers, or agents or the shareholders of Target Fund or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 9 hereof.

    (d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the party who is entitled to the benefit thereof if, in the judgment of such party, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to its shareholders, on behalf of whom such action is taken.

    (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither Target Trust nor Tax-Free Trust, nor any of their officers, trustees, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

    (f) If any order or orders of the SEC with respect to the Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Target Trust, on behalf of Target Fund, or the Board of Trustees of Tax-Free Trust, on behalf of Acquiring Fund, to be acceptable, such terms and conditions shall be binding as if a part of the Plan without a vote or approval of the shareholders of Target Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to Target Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Target Fund prior to the meeting at which the transactions contemplated by the Plan shall have been approved, the Plan shall not be consummated and shall terminate unless Target Trust shall promptly call a special meeting of the shareholders of Target Fund at which such conditions so imposed shall be submitted for approval.

11. LIABILITY OF TAX-FREE TRUST AND TARGET TRUST.

    (a) Each party acknowledges and agrees that all obligations of Tax-Free Trust under the Plan are binding only with respect to Acquiring Fund; that any liability of Tax-Free Trust under the Plan with respect to Tax-Free
Trust, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; that no other series of Tax-Free Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither Target Trust nor Target Fund shall seek satisfaction of any such obligation or liability from the shareholders of Tax-Free Trust, the trustees, officers, employees or agents of Tax-Free Trust, or any of them.

    (b) Each party acknowledges and agrees that all obligations of Target Trust under the Plan are binding only with respect to Target Fund; that any liability of Target Trust under the Plan with respect to Target Fund, or in connection with the transactions contemplated herein with respect to Target Fund, shall be discharged only out of the assets of Target Fund; that no other series of Target Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither Tax-Free Trust nor Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Target Trust, the trustees, officers, employees or agents of Target Trust, or any of them.

12. ENTIRE AGREEMENT AND AMENDMENTS.

    The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

13. COUNTERPARTS.

    The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14. NOTICES.

    Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Franklin Federal Limited-Term Tax-Free Income Fund, at Franklin Tax-Free Trust, One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, or Franklin [California][New York] Limited-Term Tax-Free Income Fund, at Franklin [California][New York] Tax-Free Trust, One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, as the case may be.


15. GOVERNING LAW.

    The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

    IN WITNESS WHEREOF, Target Trust, on behalf of Target Fund, and Tax-Free Trust, on behalf of Acquiring Fund, have each caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.


FRANKLIN TAX FREE TRUST, on behalf
of FRANKLIN FEDERAL LIMITED-TERM
TAX-FREE INCOME FUND

By:

    -------------------------------
    (Name) (Title)


FRANKLIN [CALIFORNIA][NEW YORK]
TAX-FREE TRUST on behalf of
FRANKLIN [CALIFORNIA][NEW YORK]
LIMITED-TERM TAX-FREE INCOME FUND

By:

    -------------------------------
     (Name) (Title)









                    EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                      PLEASE SIGN, DATE AND RETURN YOUR
                                 PROXY TODAY










PROXY                                                         PROXY

                       SPECIAL MEETING OF SHAREHOLDERS
             FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND
                               OCTOBER 24, 2008

The undersigned hereby revokes all previous proxies for his/her shares and appoints Craig S. Tyle, David P. Goss and Karen L. Skidmore, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin New York Limited-Term Tax-Free Income Fund (the "New York Fund") that the undersigned is entitled to vote at the New York Fund's Meeting of Shareholder to be held at One Franklin Parkway, San Mateo, California 94403-1906, on October 24, 2008 at 2:00 p.m., Pacific Time, including any adjournments thereof, upon such business as may properly be brought before the Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FRANKLIN NEW YORK TAX-FREE TRUST ("TRUST") ON BEHALF OF THE NEW YORK FUND. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the Proposal regarding the reorganization of the New York Fund pursuant to the Agreement and Plan of Reorganization between the Trust, on behalf of New York Fund, and Franklin Tax-Free Trust, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.


                                    VOTE VIA THE INTERNET:
                                    WWW.FRANKLINTEMPLETON.COM
                                    VOTE VIA THE TELEPHONE:
                                    [                      ]
                                    CONTROL NUMBER:

                                    Note: Please sign exactly as your name
                                    appears on the proxy. If signing for
                                    estates, trusts or corporations, your
                                    title or capacity should be stated. If
                                    shares are held jointly, each holder
                                    must sign.

                                    -----------------------------------
                                    Signature
                                    -----------------------------------
                                    Signature (if held jointly)
                                    -----------------------------------
                                    Date


                          (Please see reverse side)

                    EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                      PLEASE SIGN, DATE AND RETURN YOUR
                                 PROXY TODAY





















                 PLEASE DETACH AT PERFORATION BEFORE MAILING.
------------------------------------------------------------------------------


THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

Please mark votes as in this example:  [X]



1. To approve an Agreement and Plan of Reorganization between           FOR    AGAINST   ABSTAIN
   Franklin New York Tax-Free Trust, on behalf of Franklin New
   York Limited-Term Tax-Free Income Fund, and Franklin Tax-            [ ]      [ ]       [ ]
   Free Trust, on behalf of Franklin Federal Limited-Term Tax-Free
   Income Fund ("Federal Fund"), that provides for (i) the
   acquisition of substantially all of the assets of New York Fund by
   Federal Fund in exchange solely for shares of Federal Fund, (ii) the distribution of such shares to the shareholders of New York Fund, and (iii) the complete liquidation and dissolution of New York Fund.
   Shareholders of New York Fund will receive shares of Federal Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholders' shares in New York Fund.



                 IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.


PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE U.S.








            EVERY SHAREHOLDER'S VOTE IS IMPORTANT

              PLEASE SIGN, DATE AND RETURN YOUR
                         PROXY TODAY











PROXY                                                   PROXY
               SPECIAL MEETING OF SHAREHOLDERS
    FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND
                       OCTOBER 24, 2008

The undersigned hereby revokes all previous proxies for his/her shares and appoints Craig S. Tyle, David P. Goss and Karen L. Skidmore, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin California Limited-Term Tax-Free Income Fund (the "California Fund") that the undersigned is entitled to vote at the California Fund's Meeting of Shareholders to be held at One Franklin Parkway, San Mateo, California 94403-1906, on October 24, 2008 at 2:00 p.m.,
Pacific Time, including any adjournments thereof, upon such business as may properly be brought before the Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FRANKLIN CALIFORNIA TAX-FREE TRUST ("TRUST") ON BEHALF OF THE CALIFORNIA FUND. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the Proposal regarding the reorganization of the California Fund pursuant to the Agreement and Plan of Reorganization between the Trust, on behalf of California Fund, and Franklin Tax-Free Trust, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT
PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO
SHAREHOLDERS WHO HAVE NOT RESPONDED.


                                    VOTE VIA THE INTERNET:
                                    WWW.FRANKLINTEMPLETON.COM
                                    VOTE VIA THE TELEPHONE:
                                    [                      ]
                                    CONTROL NUMBER:

                                    Note: Please sign
                                    exactly as your name
                                    appears on the proxy. If
                                    signing for estates,
                                    trusts or corporations,
                                    your title or capacity
                                    should be stated. If
                                    shares are held jointly,
                                    each holder must sign.


                                    -----------------------------------
                                    Signature

                                    -----------------------------------
                                    Signature (if held
                                    jointly)

                                    -----------------------------------
                                    Date


                  (Please see reverse side)

            EVERY SHAREHOLDER'S VOTE IS IMPORTANT

              PLEASE SIGN, DATE AND RETURN YOUR
                         PROXY TODAY





















         PLEASE DETACH AT PERFORATION BEFORE MAILING.
-----------------------------------------------------------------------------


THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

Please mark votes as in this example:  [X]


                                                                     FOR      AGAINST   ABSTAIN


1. To  approve  an  Agreement  and  Plan  of   Reorganization         [ ]        [ ]      [ ]
   between Franklin California Tax-Free Trust, on behalf of
   Franklin California Limited-Term Tax-Free Income Fund, and
   Franklin Tax-Free Trust, on behalf of Franklin Federal Limited-Term
   Tax-Free  Income Fund ("Federal  Fund"),  that provides for
   (i) the acquisition of substantially all of the assets of
   California Fund by Federal Fund in exchange solely for shares of Federal Fund, (ii) the distribution of such shares to the shareholders of California Fund, and (iii) the complete liquidation and dissolution of California Fund. Shareholders of California Fund
   will receive shares of Federal Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholders'
   shares in California Fund.




         IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.


PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING
ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE U.S.








                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
              FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
                                  A SERIES OF
                            FRANKLIN TAX-FREE TRUST

                          DATED SEPTEMBER [__], 2008

              Acquisition of Substantially All of the Assets of:

 FRANKLIN CALIFORNIA LIMITED-TERM    FRANKLIN NEW YORK LIMITED-TERM
       TAX-FREE INCOME FUND               TAX-FREE INCOME FUND
 (a series of Franklin California    (a series of Franklin New York
          Tax-Free Trust)                    Tax-Free Trust)


                       By and in exchange for shares of

              FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
                     (a series of Franklin Tax-Free Trust)

This Statement of Additional Information ("SAI") relates specifically to the proposed acquisition of substantially all of the assets of Franklin California Limited-Term Tax-Free Income Fund (the "California Fund") and Franklin New York Limited-Term Tax-Free Income Fund (the "New York Fund", and together with the California Fund, the "Target Funds") by and in exchange for Class A shares of Franklin Federal Limited-Term Tax-Free Income Fund (the "Federal Fund").

This SAI consists of this Cover Page, the accompanying pro forma financial statements and related notes, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be a part of this SAI):

      1. Statement of Additional Information of the Federal Fund, dated July 1, 2008 as previously filed via EDGAR is incorporated herein by reference to Franklin Tax-Free Trust filing under Rule 485(b) [Accession No. 0000757010-08-000030] filed July 1, 2008 and will be mailed to any Shareholder who requests this SAI.

      2. Annual Report of the Federal Fund for the fiscal year ended February 29, 2008 as previously filed via EDGAR is incorporated herein by reference to Franklin Tax-Free Trust's N-CSR [Accession No. 0000757010-08-000011] filed April 30, 2008 and will be mailed to any Shareholder who requests this SAI.

      3. Annual Report of the California Fund for the fiscal year ended June 30, 2008, to be incorporated herein by reference upon filing via EDGAR to Franklin California Tax-Free Trust's N-CSR, and will be mailed to any Shareholder who requests this SAI.

      4. Annual Report of the New York Fund for the fiscal year ended September 30, 2007 as previously filed via EDGAR is incorporated herein by reference to Franklin New York Tax-Free Trust's N-CSR [Accession No. 0000798523-07-000015] filed November 30, 2007 and will be mailed to any Shareholder who requests this SAI.

      5. Semiannual Report of the New York Fund for the period ended March 31, 2008 as previously filed via EDGAR is incorporated herein by reference to Franklin New York Tax-Free Trust's N-CSR [Accession No. 0000798523-08-000010] filed May 28, 2008 and will be mailed to any Shareholder who requests this SAI.

      6. Pro Forma Financial Statements for the Reorganization of the Target Funds into the Federal Fund.

This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated September [__], 2008, relating to the above-referenced transactions. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN (800/342-5236) or by writing to Franklin Federal Limited-Term Tax-Free Income Fund, at Franklin Tax-Free Trust, One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary.





FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND
FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND
FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

PRO FORMA COMBINING STATEMENTS, February 29, 2008 (UNAUDITED)

The following unaudited Pro Forma Combining Statements give effect to the proposed reorganizations, accounted as if each reorganization had occurred as of March 1, 2007. In addition, each Pro Forma Combining Statement has been prepared based upon the proposed fee and expense structure after the combination, as discussed in the combined Proxy Statement/Prospectus.

The unaudited Pro Forma Combining Statements should be read in conjunction with the historical financial statements and notes thereto of the Franklin California Limited-Term Tax-Free Income Fund, the Franklin New York Limited-Term Tax-Free Income Fund, and the Franklin Federal Limited-Term Tax-Free Income Fund which are incorporated by reference in this Statement of Additional Information. The combinations will be accounted for as tax-free reorganizations.

Franklin California Tax-Free Trust - Franklin California Limited-Term Tax-Free Income Fund

Franklin New York Tax-Free Trust - Franklin New York Limited-Term Tax-Free Income Fund

Franklin Tax-Free Trust - Franklin Federal Limited-Term Tax-Free Income Fund Pro forma combining Statements of Investments, February 29, 2008 (unaudited)

                                                               Federal Limited-Term   Federal California
                                                               Tax-Free Income Fund  Tax-Free Income Fund
                                                              ---------------------- ---------------------
                                                               Principal             Principal
                                                                 Amount     Value      Amount     Value
                                                              ---------- ----------- --------- -----------
    Long Term Investments 58.7%
    Municipal Bonds 58.7%
    Alabama 0.3%
    Etowah County Board of Education Special Tax, School
    wts., Refunding, FSA Insured, 2.60%, 9/01/08              $   250,000$   250,180 $      -- $        --
    California 14.4%
    Alameda-Contra Costa Transit District COP, FHR Computer
    System Project, 4.00%, 8/01/12                               580,000     583,712   600,000     603,840
    Brea and Olinda USD, GO, Election of 1999, Series A,
    FGIC Insured, 2.60%, 8/01/09                                                       120,000     119,380
    California Educational Facilities Authority Revenue,
    Santa Clara University, Refunding, Series A, FSA
    Insured, 2.625%, 9/01/09                                                           100,000     100,167
    California Health Facilities Financing Authority
    Revenue, Catholic Healthcare West, Series G, 5.00%,
    7/01/09                                                                            750,000     771,240
    California State Economic Recovery GO, Series A,
        5.00%, 1/01/09                                                                 415,000     422,694
        5.25%, 7/01/13                                                                 200,000     216,548
    California State GO, Refunding, FSA Insured, 5.25%,
    2/01/10                                                                            445,000     465,759
    California Statewide CDA Revenue, Viewpoint School,
    Refunding, ACA Insured, 3.50%, 10/01/08                                            320,000     319,309
    California Statewide Communities Development Authority
    PCR, Southern California Edison Co., Mandatory Put
    4/01/13, Refunding, Series A, XLCA Insured, 4.10%,
    4/01/28                                                    1,000,000     974,440   500,000     487,220
    Foothill-De Anza Community College District GO, Election
    of 1999, Series B, 2.60%, 8/01/08                                                  100,000     100,094
    Glendora PFAR Tax Allocation, Project No. 1, Refunding,
    Series A, MBIA Insured, 2.125%, 9/01/08                                            105,000     104,756
    Hercules RDA Tax Allocation Revenue, Series A, AMBAC
    Insured, 5.00%, 8/01/14                                      930,000     988,544   500,000     531,475
    Long Beach Bond Finance Authority Natural Gas Purchase
    Revenue, Series A, 5.00%, 11/15/09                                                 400,000     404,244
    Los Angeles County Sanitation Districts Financing
    Authority Revenue, Capital Project, Refunding, Series A,
    FSA Insured, 4.00%, 10/01/08                                                       500,000     504,655
    Lynwood USD, GO, Election of 2002, Series A, FSA
    Insured, 4.00%, 8/01/10                                                            100,000     102,935
    Manteca USD Special Tax, CFD No. 89-1, AMBAC Insured,
    2.50%, 9/01/08                                                                     250,000     249,908
    North Orange County Community College District GO,
    Election of 2002, Series B, FGIC Insured, 2.125%, 8/01/08                          500,000     498,610
    Poway RDA Tax Allocation, Paguay Redevelopment Project,
    Series A, MBIA Insured, 3.00%, 6/15/09                                             100,000     100,497
    Rio Linda Unified Elementary School District, Election
    of 2002, Series A, FSA Insured, 4.00%, 8/01/10                                     100,000     102,935
    Sacramento Power Authority Cogeneration Project Revenue,
    Refunding, AMBAC Insured, 4.00%, 7/01/08                                         1,000,000   1,000,390
    Southern California Public Power Authority Natural Gas
    Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15  1,000,000   1,006,890
                                                                         -----------            ----------
                                                                           3,553,586             7,206,656
                                                                         -----------            ----------
    Colorado 2.3%
    Regional Transportation District COP, Transit Vehicles,
    Series A, AMBAC Insured, 5.00%, 12/01/15                   1,500,000   1,569,405
    Strasburg School District No. 31J GO, MBIA Insured, zero
    cpn., 12/01/08                                               170,000     166,665
                                                                         -----------
                                                                           1,736,070
                                                                         -----------
    Illinois 2.1%
    Chicago GO, Project, Series 1995 B, FGIC Insured, ETM,
    5.00%, 1/01/09                                             1,500,000   1,530,900

                                                                                    Federal Limited-Term
                                                                Federal New York    Tax-Free Income Fund
                                                              Tax-Free Income Fund    Pro forma combined
                                                              -------------------- ----------------------
                                                              Principal             Principal
                                                               Amount      Value     Amount      Value
                                                              --------- ---------- ---------- -----------
    Long Term Investments 58.7%
    Municipal Bonds 58.7%
    Alabama 0.3%
    Etowah County Board of Education Special Tax, School
    wts., Refunding, FSA Insured, 2.60%, 9/01/08              $     --  $       -- $  250,000 $    250,180
    California 14.4%
    Alameda-Contra Costa Transit District COP, FHR Computer
    System Project, 4.00%, 8/01/12                                                  1,180,000   1,187,552
    Brea and Olinda USD, GO, Election of 1999, Series A,
    FGIC Insured, 2.60%, 8/01/09                                                      120,000     119,380
    California Educational Facilities Authority Revenue,
    Santa Clara University, Refunding, Series A, FSA
    Insured, 2.625%, 9/01/09                                                          100,000     100,167
    California Health Facilities Financing Authority
    Revenue, Catholic Healthcare West, Series G, 5.00%,
    7/01/09                                                                           750,000     771,240
    California State Economic Recovery GO, Series A,
        5.00%, 1/01/09                                                                415,000     422,694
        5.25%, 7/01/13                                                                200,000     216,548
    California State GO, Refunding, FSA Insured, 5.25%,
    2/01/10                                                                           445,000     465,759
    California Statewide CDA Revenue, Viewpoint School,
    Refunding, ACA Insured, 3.50%, 10/01/08                                           320,000     319,309
    California Statewide Communities Development Authority
    PCR, Southern California Education Co., Mandatory Put
    4/01/13, Refunding, Series A, XLCA Insured, 4.10%,
    4/01/28                                                                         1,500,000   1,461,660
    Foothill-De Anza Community College District GO, Election
    of 1999, Series B, 2.60%, 8/01/08                                                 100,000     100,094
    Glendora PFAR Tax Allocation, Project No. 1, Refunding,
    Series A, MBIA Insured, 2.125%, 9/01/08                                           105,000     104,756
    Hercules RDA Tax Allocation Revenue, Series A, AMBAC
    Insured, 5.00%, 8/01/14                                                         1,430,000   1,520,019
    Long Beach Bond Finance Authority Natural Gas Purchase
    Revenue, Series A, 5.00%, 11/15/09                                                400,000     404,244
    Los Angeles County Sanitation Districts Financing
    Authority Revenue, Capital Project, Refunding, Series A,
    FSA Insured, 4.00%, 10/01/08                                                      500,000     504,655
    Lynwood USD, GO, Election of 2002, Series A, FSA
    Insured, 4.00%, 8/01/10                                                           100,000     102,935
    Manteca USD Special Tax, CFD No. 89-1, AMBAC Insured,
    2.50%, 9/01/08                                                                    250,000     249,908
    North Orange County Community College District GO,
    Election of 2002, Series B, FGIC Insured, 2.125%, 8/01/08                         500,000     498,610
    Poway RDA Tax Allocation, Paguay Redevelopment Project,
    Series A, MBIA Insured, 3.00%, 6/15/09                                            100,000     100,497
    Rio Linda Unified Elementary School District, Election
    of 2002, Series A, FSA Insured, 4.00%, 8/01/10                                    100,000     102,935
    Sacramento Power Authority Cogeneration Project Revenue,
    Refunding, AMBAC Insured, 4.00%, 7/01/08                                        1,000,000   1,000,390
    Southern California Public Power Authority Natural Gas
    Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15                       1,000,000   1,006,890
                                                                                              -----------
                                                                                               10,760,242
                                                                                              -----------
    Colorado 2.3%
    Regional Transportation District COP, Transit Vehicles,
    Series A, AMBAC Insured, 5.00%, 12/01/15                                        1,500,000   1,569,405
    Strasburg School District No. 31J GO, MBIA Insured, zero
    cpn., 12/01/08                                                                    170,000     166,665
                                                                                              -----------
                                                                                                1,736,070
                                                                                              -----------
    Illinois 2.1%
    Chicago GO, Project, Series 1995 B, FGIC Insured, ETM,
    5.00%, 1/01/09                                                                  1,500,000   1,530,900



                                                                         -----------
    Indiana 0.7%
    Avon Community School Building Corp. Revenue, First
    Management, AMBAC Insured, 4.25%, 1/15/11                    520,000     533,796
                                                                         -----------
    Kansas 0.7%
    Junction City COP, Radian Insured, 4.00%,
        9/1/09                                                   215,000     216,825
        9/1/10                                                   310,000     313,147
                                                                         -----------
                                                                             529,972
                                                                         -----------
    Louisiana 2.1%

    Louisiana State Citizens Property Insurance Corp.
    Assessment Revenue, Series B, AMBAC Insured, 5.00%,
    6/01/09                                                    1,000,000   1,025,950
    Louisiana State Local Government Environmental

    Facilities Revenue, MBIA Insured, 4.00%, 12/01/14            500,000     499,975
                                                                         -----------
                                                                           1,525,925
                                                                         -----------
    Missouri 0.3%

    Platte County COP, Public Improvements, 2.40%, 10/01/08      200,000     199,168
                                                                         -----------

    Nebraska 1.0%

    University of Nebraska Facilities Corp. Revenue,
    University of Nebraska Medical Center Research Center,
    4.00%, 2/15/10                                               750,000     766,905
                                                                         -----------

    Nevada 0.6%

    Henderson Local ID Special Assessment, No. T-6, Limited
    Obligation, Refunding, Senior Series A, FSA Insured,
    2.85%, 11/01/09                                              270,000     270,821
    Washoe County Improvement Bonds, Refunding, FSA Insured,
    2.50%, 11/01/08                                              195,000     195,060
                                                                         -----------
                                                                             465,881
                                                                         -----------
    New York 13.9%

    Albany IDA Civic Facility Revenue, St. Peter's Hospital
    Project, Series A,
        4.50%, 11/15/08
        4.75%, 11/15/09
    Amherst IDA Civic Facility Revenue, Mandatory Put
    10/01/11, Refunding, Series A, Radian Insured, 4.20%,
    10/01/31                                                     865,000     871,539
    Hempstead Town IDA Civic Facility Revenue, Adelphi

    University Civic Facility, 3.75%, 10/01/09
    New York Local Government Assistance Corp. Revenue,
    Senior Lien, Refunding, Series A, 5.00%, 4/01/11
    New York State Dormitory Authority Revenues,
           Kateri Residence, Refunding, 4.00%, 7/01/10
           Non-State Supported Debt, Aids Long Term Health
    Care Facility, Refunding, 5.00%, 11/01/11                    750,000     772,687
           Non-State Supported Debt, Manhattan College,
    Series B, Radian Insured, 5.00%, 7/01/13                     500,000     522,020
           Non-State Supported Debt, Rochester General
    Hospital, Refunding, Radian Insured, 5.00%, 12/01/15
           The New York and Presbyterian Hospital, Mortgage,
    Refunding, Series A, FHA Insured, 5.00%, 8/15/09             750,000     775,237
           White Plains Hospital, Mortgage, FHA Insured,
    3.55%, 2/15/10
    New York State Environmental Facilities Corp. Special
    Obligation Revenue, Riverbank State Park, Refunding,
    CIFG Insured, 5.00%, 4/01/16
    New York State Thruway Authority Service Contract
    Revenue, Local Highway and Bridge, Series A, 2.75%,
    3/15/08
    New York State Urban Development Corp. Revenue, State
    Personal Income Tax, Series C-1 Empire State, 2.80%,
    12/15/09                                                     245,000     246,053
    Poughkeepsie Town GO, Public Improvement, Refunding, FSA
    Insured, 5.00%, 4/15/15
    Rockland County Solid Waste Management Authority
    Revenue, Series A, AMBAC Insured, 4.50%, 12/15/08
    Suffolk County IDA Civic Facility Revenue, Westhampton
    Free Associates Library, AMBAC Insured, 3.25%,
           6/15/09
           6/15/12
    Warren and Washington Counties IDAR, Hudson Falls
    Recovery, Refunding, Series A, AMBAC Insured, 3.375%,
    11/01/10
    Western Nassau County Water Authority Water System
    Revenue, AMBAC Insured, 3.00%, 5/01/09

                                                                                              -----------
    Indiana 0.7%
    Avon Community School Building Corp. Revenue, First
    Management, AMBAC Insured, 4.25%, 1/15/11                                         520,000     533,796
                                                                                              -----------
    Kansas 0.7%
    Junction City COP, Radian Insured, 4.00%,
        9/1/09                                                                        215,000     216,825
        9/1/10                                                                        310,000     313,147
                                                                                              -----------
                                                                                                  529,972
                                                                                              -----------
    Louisiana 2.1%

    Louisiana State Citizens Property Insurance Corp.
    Assessment Revenue, Series B, AMBAC Insured, 5.00%,
    6/01/09                                                                         1,000,000   1,025,950
    Louisiana State Local Government Environmental

    Facilities Revenue, MBIA Insured, 4.00%, 12/01/14                                 500,000     499,975
                                                                                              -----------
                                                                                                1,525,925
                                                                                              -----------
    Missouri 0.3%

    Platte County COP, Public Improvements, 2.40%, 10/01/08                           200,000     199,168
                                                                                              -----------

    Nebraska 1.0%

    University of Nebraska Facilities Corp. Revenue,
    University of Nebraska Medical Center Research Center,
    4.00%, 2/15/10                                                                    750,000     766,905
                                                                                              -----------

    Nevada 0.6%

    Henderson Local ID Special Assessment, No. T-6, Limited
    Obligation, Refunding, Senior Series A, FSA Insured,
    2.85%, 11/01/09                                                                   270,000     270,821
    Washoe County Improvement Bonds, Refunding, FSA Insured,
    2.50%, 11/01/08                                                                   195,000     195,060
                                                                                              -----------
                                                                                                  465,881
                                                                                              -----------
    New York 13.9%

    Albany IDA Civic Facility Revenue, St. Peter's Hospital
    Project, Series A,
        4.50%, 11/15/08                                         70,000      70,358     70,000      70,358
        4.75%, 11/15/09                                        295,000     299,543    295,000     299,543
    Amherst IDA Civic Facility Revenue, Mandatory Put
    10/01/11, Refunding, Series A, Radian Insured, 4.20%,
    10/01/31                                                   510,000     513,856  1,375,000   1,385,395
    Hempstead Town IDA Civic Facility Revenue, Adelphi

    University Civic Facility, 3.75%, 10/01/09                 315,000     319,325    315,000     319,325
    New York Local Government Assistance Corp. Revenue,
    Senior Lien, Refunding, Series A, 5.00%, 4/01/11           300,000     317,298    300,000     317,298
    New York State Dormitory Authority Revenues,
           Kateri Residence, Refunding, 4.00%, 7/01/10         230,000     233,613    230,000     233,613
           Non-State Supported Debt, Aids Long Term Health
    Care Facility, Refunding, 5.00%, 11/01/11                  250,000     257,563  1,000,000   1,030,250
           Non-State Supported Debt, Manhattan College,
    Series B, Radian Insured, 5.00%, 7/01/13                   340,000     354,974    840,000     876,994
           Non-State Supported Debt, Rochester General
    Hospital, Refunding, Radian Insured, 5.00%, 12/01/15       100,000     103,033    100,000     103,033
           The New York and Presbyterian Hospital, Mortgage,
    Refunding, Series A, FHA Insured, 5.00%, 8/15/09           250,000     258,413  1,000,000   1,033,650
           White Plains Hospital, Mortgage, FHA Insured,
    3.55%, 2/15/10                                              70,000      70,090     70,000      70,090
    New York State Environmental Facilities Corp. Special
    Obligation Revenue, Riverbank State Park, Refunding,
    CIFG Insured, 5.00%, 4/01/16                               200,000     213,534    200,000     213,534
    New York State Thruway Authority Service Contract
    Revenue, Local Highway and Bridge, Series A, 2.75%,
    3/15/08                                                    250,000     249,953    250,000     249,953
    New York State Urban Development Corp. Revenue, State
    Personal Income Tax, Series C-1 Empire State, 2.80%,
    12/15/09                                                                          245,000     246,053
    Poughkeepsie Town GO, Public Improvement, Refunding, FSA
    Insured, 5.00%, 4/15/15                                        250         269        250         269
    Rockland County Solid Waste Management Authority
    Revenue, Series A, AMBAC Insured, 4.50%, 12/15/08          400,000     404,780    400,000     404,780
    Suffolk County IDA Civic Facility Revenue, Westhampton
    Free Associates Library, AMBAC Insured, 3.25%,
           6/15/09                                             150,000     151,119    150,000     151,119
           6/15/12                                             300,000     297,387    300,000     297,387
    Warren and Washington Counties IDAR, Hudson Falls
    Recovery, Refunding, Series A, AMBAC Insured, 3.375%,
    11/01/10                                                   300,000     303,456    300,000     303,456
    Western Nassau County Water Authority Water System
    Revenue, AMBAC Insured, 3.00%, 5/01/09                     215,000     215,189    215,000     215,189



    Yonkers GO, Series A, 4.00%, 11/01/09                      2,000,000   2,012,660
                                                                         -----------
                                                                           5,200,196
                                                                         -----------

    Ohio 1.5%

    Franklin County Hospital Revenue, Hospital Corp.,
    Refunding, Series C, MBIA Insured, 2.50%, 5/15/08            500,000     499,855
    Ohio State Higher Educational Facility Revenue,
    Otterbein College 2007 Project, CIFG Insured, 4.50%,
    12/01/11                                                     210,000     219,314
    Stark County GO, Sewage System, Refunding, AMBAC
    Insured, 2.50%, 12/01/08                                     370,000     368,372
                                                                         -----------
                                                                           1,087,541
                                                                         -----------

    Pennsylvania 0.3%

    Pittsburgh Water and Sewer Authority Revenue, Refunding,
    FSA Insured, 2.65%, 9/01/08                                  250,000     250,290
                                                                         -----------

    South Dakota 0.5%

    South Dakota HDA Revenue, Series D, 2.90%, 5/01/09           345,000     346,204
                                                                         -----------

    Texas 3.4%

    Brock ISD, GO, Capital Appreciation, zero cpn., 8/15/16      460,000     317,474
    Denton ISD, GO, Unlimited Tax School Building Bonds,
    Premium Capital Appreciation Bonds, Series 2007, zero
    cpn., 8/15/08                                                500,000     494,245
    Harris County Hospital District Revenue, senior lien,
    Refunding, Series A, MBIA Insured, 5.00%, 2/15/12            745,000     783,576
    Lubbock Educational Facilities Authority Revenue,
    Lubbock Christian, Refunding and Improvement, 4.50%,
    11/01/10                                                     395,000     401,806
    San Antonio Water Revenue, System, Series A, FSA
    Insured, 5.50%, 5/15/13                                      500,000     537,860
                                                                         -----------
                                                                           2,534,961
                                                                         -----------

    Utah 0.2%

    Davis County Sales Tax Revenue, Series B, AMBAC Insured,
    2.55%, 10/01/08                                              180,000     179,950
                                                                         -----------

    Virginia 0.6%

    Virginia State Public School Authority Revenue, School

    Financing 1997, Refunding, Series C, 5.00%, 8/01/08          455,000     459,768
                                                                         -----------

    Washington 4.6%

    Energy Northwest Electric Revenue, Project 1, Refunding,
    Series A, 5.00%, 7/01/11                                     375,000     396,341
    Snohomish County School District No. 2 Everett GO,
    Refunding, FGIC Insured, 5.00%, 12/01/14                     250,000     266,298
    Washington State GO, Motor Vehicle Tax, Series F, AMBAC
    Insured, zero cpn., 12/01/09                               1,000,000     949,050
    Washington State Health Care Facilities Authority
    Revenue, Kadlec Medical Center, Series A, Assured
    Guaranty, 5.00%, 12/01/10                                  1,000,000   1,050,010
    Washington State Higher Education Facilities Authority
    Revenue, University of Puget Sound Project, Mandatory
    Put 4/01/08, Refunding, 5.00%, 10/01/30                      750,000     750,990
                                                                         -----------
                                                                           3,412,689
                                                                         -----------

    Wyoming 0.7%

    Sweetwater County Improvement Project Powers Board Lease

    Revenue, MBIA Insured, 5.00%, 12/15/10                       500,000     525,350
                                                                         -----------

    U.S. Territories 8.5%
    Guam 0.8%

    Guam International Airport Authority Revenue, Series A,
    MBIA Insured
        2.375%, 10/01/08                                         240,000     238,742   250,000     248,690
        2.75%, 10/01/09
                                                                         -----------           -----------
                                                                             238,742               248,690
                                                                         -----------           -----------

    Puerto Rico 7.7%

    Puerto Rico Commonwealth GO, Public Improvement,
    Mandatory Put 7/01/08, Refunding, Series C, MBIA
    Insured, 5.00%, 7/01/28                                      660,000     662,772   370,000     371,554
    Puerto Rico Commonwealth Government Development Bank
    Revenue, senior notes, Series B, 5.00%, 12/01/08             950,000     960,250   600,000     606,474
    Puerto Rico Commonwealth Highway and Transportation
    Authority Highway Revenue, Refunding, Series X, MBIA
    Insured, 5.50%, 7/01/13                                      580,000     619,579

    Yonkers GO, Series A, 4.00%, 11/01/09                      565,000     568,576  2,565,000   2,581,236
                                                                        ----------            -----------
                                                                         5,202,329             10,402,525
                                                                        ----------            -----------

    Ohio 1.5%

    Franklin County Hospital Revenue, Hospital Corp.,
    Refunding, Series C, MBIA Insured, 2.50%, 5/15/08                                 500,000     499,855
    Ohio State Higher Educational Facility Revenue,
    Otterbein College 2007 Project, CIFG Insured, 4.50%,
    12/01/11                                                                          210,000     219,314
    Stark County GO, Sewage System, Refunding, AMBAC
    Insured, 2.50%, 12/01/08                                                          370,000     368,372
                                                                                              -----------
                                                                                                1,087,541
                                                                                              -----------

    Pennsylvania 0.3%

    Pittsburgh Water and Sewer Authority Revenue, Refunding,
    FSA Insured, 2.65%, 9/01/08                                                       250,000     250,290
                                                                                              -----------

    South Dakota 0.5%

    South Dakota HDA Revenue, Series D, 2.90%, 5/01/09                                345,000     346,204
                                                                                              -----------

    Texas 3.4%

    Brock ISD, GO, Capital Appreciation, zero cpn., 8/15/16                           460,000     317,474
    Denton ISD, GO, Unlimited Tax School Building Bonds,
    Premium Capital Appreciation Bonds, Series 2007, zero
    cpn., 8/15/08                                                                     500,000     494,245
    Harris County Hospital District Revenue, senior lien,
    Refunding, Series A, MBIA Insured, 5.00%, 2/15/12                                 745,000     783,576
    Lubbock Educational Facilities Authority Revenue,
    Lubbock Christian, Refunding and Improvement, 4.50%,
    11/01/10                                                                          395,000     401,806
    San Antonio Water Revenue, System, Series A, FSA
    Insured, 5.50%, 5/15/13                                                           500,000     537,860
                                                                                              -----------
                                                                                                2,534,961
                                                                                              -----------

    Utah 0.2%

    Davis County Sales Tax Revenue, Series B, AMBAC Insured,
    2.55%, 10/01/08                                                                   180,000     179,950
                                                                                              -----------

    Virginia 0.6%

    Virginia State Public School Authority Revenue, School

    Financing 1997, Refunding, Series C, 5.00%, 8/01/08                               455,000     459,768
                                                                                              -----------

    Washington 4.6%

    Energy Northwest Electric Revenue, Project 1, Refunding,
    Series A, 5.00%, 7/01/11                                                          375,000     396,341
    Snohomish County School District No. 2 Everett GO,
    Refunding, FGIC Insured, 5.00%, 12/01/14                                          250,000     266,298
    Washington State GO, Motor Vehicle Tax, Series F, AMBAC
    Insured, zero cpn., 12/01/09                                                    1,000,000     949,050
    Washington State Health Care Facilities Authority
    Revenue, Kadlec Medical Center, Series A, Assured
    Guaranty, 5.00%, 12/01/10                                                       1,000,000   1,050,010
    Washington State Higher Education Facilities Authority
    Revenue, University of Puget Sound Project, Mandatory
    Put 4/01/08, Refunding, 5.00%, 10/01/30                                           750,000     750,990
                                                                                              -----------
                                                                                                3,412,689
                                                                                              -----------

    Wyoming 0.7%

    Sweetwater County Improvement Project Powers Board Lease

    Revenue, MBIA Insured, 5.00%, 12/15/10                                            500,000     525,350
                                                                                              -----------

    U.S. Territories 8.5%
    Guam 0.8%

    Guam International Airport Authority Revenue, Series A,
    MBIA Insured
        2.375%, 10/01/08                                                              490,000     487,432
        2.75%, 10/01/09                                        125,000     123,621    125,000     123,621
                                                                       -----------            -----------
                                                                           123,621                611,053
                                                                       -----------            -----------

    Puerto Rico 7.7%

    Puerto Rico Commonwealth GO, Public Improvement,
    Mandatory Put 7/01/08, Refunding, Series C, MBIA
    Insured, 5.00%, 7/01/28                                    295,000     296,239  1,325,000   1,330,565
    Puerto Rico Commonwealth Government Development Bank
    Revenue, senior notes, Series B, 5.00%, 12/01/08           400,000     404,315  1,950,000   1,971,039
    Puerto Rico Commonwealth Highway and Transportation
    Authority Highway Revenue, Refunding, Series X, MBIA
    Insured, 5.50%, 7/01/13                                                           580,000     619,579


    Puerto Rico Industrial Tourist Educational Medical and
    Environmental Control Facilities Financing Authority
    Revenue, Ana G. Mendez University System Project, 5.00%,
    3/01/08
    Puerto Rico Industrial Tourist Educational Medical and
    Environmental Control Facilities Financing Authority
    Revenue, Ana G. Mendez University System Project, 5.00%,
    3/01/11                                                      545,000     559,590
    Puerto Rico PBA Revenue Guaranteed, Mandatory Put

    7/01/17, Refunding, AMBAC Insured, 5.50%, 7/01/35            450,000     469,296   300,000     312,864
                                                                         -----------           -----------
                                                                           3,271,487             1,290,892
                                                                         -----------           -----------
    Total U.S. Territories                                                 3,510,229             1,539,582
                                                                         -----------           -----------


    Total Long Term Investments (Cost $43,908,160)                        28,599,561             8,746,238


    Short Term Investments 42.3%
    Municipal Bonds 42.3%
    California 12.2%

a   Anaheim COP, Refunding, Weekly VRDN and Put, 3.35%,
    8/01/19                                                                            300,000     300,000
a   Bay Area Toll Authority Toll Bridge Revenue, San
    Francisco Bay Area,

        Series B-1, AMBAC Insured, Weekly VRDN and Put,
    3.15%, 4/01/45                                                                     100,000     100,000
        Series B-2, XLCA Insured, Weekly VRDN and Put,
    7.00%, 4/01/45                                                                     600,000     600,000
        Series C, AMBAC Insured, Weekly VRDN and Put, 6.00%,
    4/01/45                                                                            200,000     200,000
a   California HFAR, MFH, Series D, Daily VRDN and Put,
    3.65%, 2/01/31                                                                     500,000     500,000
a   California Infrastructure and Economic Development Bank
    Revenue,

        Jewish Community Center, Refunding, FGIC Insured,
    Daily VRDN and Put, 6.80%, 12/01/31                          500,000     500,000
a       San Francisco Ballet Assn., FGIC Insured, Daily VRDN
    and Put, 7.05%, 7/01/36                                                            300,000     300,000
a   California State Economic Recovery Revenue, Series C-16,
    FSA Insured, Weekly VRDN and Put, 2.80%, 7/01/23                                   200,000     200,000
a   East Bay MUD Wastewater System Revenue, Refunding,
        Sub Series 1, XLCA Insured, Weekly VRDN and Put,
    7.00%, 6/01/38                                                                     400,000     400,000
        Sub Series B, XLCA Insured, Weekly VRDN and Put,
    8.50%, 6/01/27                                                                     500,000     500,000
a   Los Angeles Convention and Exhibition Center Authority
    Lease Revenue, Refunding, Series D, AMBAC Insured,
    Weekly VRDN and Put, 5.00%, 8/15/21                                                100,000     100,000
a   Los Angeles Wastewater System Revenue, Refunding, Sub
    Series D, XLCA Insured, Weekly VRDN and Put, 8.00%,
    6/01/28                                                                            890,000     890,000
a   Madera Irrigation Financing Authority Water Revenue,
    Series A, XLCA Insured, Daily VRDN and Put, 7.00%,
    1/01/36                                                                            900,000     900,000
a   Pittsburg RDA Tax Allocation, Los Medanos Community, Sub
    Series A, AMBAC Insured, Daily VRDN and Put, 6.50%,
    9/01/35                                                                            900,000     900,000
a   Richmond Wastewater Revenue, Refunding, Series B, AMBAC
    Insured, Weekly VRDN and Put, 8.00%, 8/01/37                                       900,000     900,000
a   Riverside County Asset Leasing Corp. Leasehold Revenue,
    Southwest Justice Center, Series B, MBIA Insured, Weekly

    VRDN and Put, 3.15%, 11/01/32                                                      300,000     300,000
a   San Pablo RDA Revenue, Tax Allocation, Subordinated, Tax
    Allocation, 10th Township Project, Refunding, AMBAC
    Insured, Daily VRDN and Put, 6.50%, 12/01/32                                       900,000     900,000
a   Southern California Public Power Authority Power Project
    Revenue, Palo Verde Project, Refunding, Series C, AMBAC
    Insured, Weekly VRDN and Put, 3.35%, 7/01/17                                       450,000     450,000
a   Westminster COP, Civic Center Refunding Project, Series
    B, AMBAC Insured, Weekly VRDN and Put, 8.00%, 6/01/24                              125,000     125,000
                                                                         -----------           -----------
                                                                             500,000             8,565,000
                                                                         -----------           -----------
    Colorado 1.2%

a   Colorado Educational and Cultural Facilities Authority
    Revenue, National Jewish Federation Bond Program, Series

    A-4, Daily VRDN and Put, 3.50%, 2/01/34                      425,000     425,000
a   Moffat County PCR, Pacific Corp. Projects, Refunding,
    AMBAC Insured, Daily VRDN and Put, 9.00%, 5/01/13            500,000     500,000
                                                                         -----------
                                                                             925,000
                                                                         -----------
    Florida 1.2%

a   Jacksonville Health Facilities Authority Hospital

    Revenue, Series C, Daily VRDN and Put, 3.50%, 8/15/33        200,000     200,000
a   Orange County School Board COP, Series B, FGIC Insured,
    Daily VRDN and Put, 8.85%, 8/01/32                           300,000     300,000
a   Pinellas County Health Facilities Authority Revenue,
    Pooled Hospital Loan Program, Refunding, AMBAC Insured,
    Daily VRDN and Put, 6.40%, 12/01/15                          400,000     400,000
                                                                         -----------
    Illinois 0.3%                                                            900,000
                                                                         -----------

    Puerto Rico Industrial Tourist Educational Medical and
    Environmental Control Facilities Financing Authority
    Revenue, Ana G. Mendez University System Project, 5.00%,
    3/01/08                                                    475,000     475,000    475,000     475,000
    Puerto Rico Industrial Tourist Educational Medical and
    Environmental Control Facilities Financing Authority
    Revenue, Ana G. Mendez University System Project, 5.00%,
    3/01/11                                                                           545,000     559,590
    Puerto Rico PBA Revenue Guaranteed, Mandatory Put

    7/01/17, Refunding, AMBAC Insured, 5.50%, 7/01/35                                 750,000     782,160
                                                                       -----------            -----------
                                                                         1,175,554              5,737,933
                                                                       -----------            -----------
    Total U.S. Territories                                               1,299,175              6,348,986
                                                                       -----------            -----------


    Total Long Term Investments (Cost $43,908,160)                       6,501,504             43,847,303


    Short Term Investments 42.3%
    Municipal Bonds 42.3%
    California 12.2%

a   Anaheim COP, Refunding, Weekly VRDN and Put, 3.35%,
    8/01/19                                                                           300,000     300,000
a   Bay Area Toll Authority Toll Bridge Revenue, San
    Francisco Bay Area,

        Series B-1, AMBAC Insured, Weekly VRDN and Put,
    3.15%, 4/01/45                                                                    100,000     100,000
        Series B-2, XLCA Insured, Weekly VRDN and Put,
    7.00%, 4/01/45                                                                    600,000     600,000
        Series C, AMBAC Insured, Weekly VRDN and Put, 6.00%,
    4/01/45                                                                           200,000     200,000
a   California HFAR, MFH, Series D, Daily VRDN and Put,
    3.65%, 2/01/31                                                                    500,000     500,000
a   California Infrastructure and Economic Development Bank
    Revenue,

        Jewish Community Center, Refunding, FGIC Insured,
    Daily VRDN and Put, 6.80%, 12/01/31                                               500,000     500,000
a       San Francisco Ballet Assn., FGIC Insured, Daily VRDN
    and Put, 7.05%, 7/01/36                                                           300,000     300,000
a   California State Economic Recovery Revenue, Series C-16,
    FSA Insured, Weekly VRDN and Put, 2.80%, 7/01/23                                  200,000     200,000
a   East Bay MUD Wastewater System Revenue, Refunding,
        Sub Series 1, XLCA Insured, Weekly VRDN and Put,
    7.00%, 6/01/38                                                                    400,000     400,000
        Sub Series B, XLCA Insured, Weekly VRDN and Put,
    8.50%, 6/01/27                                                                    500,000     500,000
a   Los Angeles Convention and Exhibition Center Authority
    Lease Revenue, Refunding, Series D, AMBAC Insured,
    Weekly VRDN and Put, 5.00%, 8/15/21                                               100,000     100,000
a   Los Angeles Wastewater System Revenue, Refunding, Sub
    Series D, XLCA Insured, Weekly VRDN and Put, 8.00%,
    6/01/28                                                                           890,000     890,000
a   Madera Irrigation Financing Authority Water Revenue,
    Series A, XLCA Insured, Daily VRDN and Put, 7.00%,
    1/01/36                                                                           900,000     900,000
a   Pittsburg RDA Tax Allocation, Los Medanos Community, Sub
    Series A, AMBAC Insured, Daily VRDN and Put, 6.50%,
    9/01/35                                                                           900,000     900,000
a   Richmond Wastewater Revenue, Refunding, Series B, AMBAC
    Insured, Weekly VRDN and Put, 8.00%, 8/01/37                                      900,000     900,000
a   Riverside County Asset Leasing Corp. Leasehold Revenue,
    Southwest Justice Center, Series B, MBIA Insured, Weekly

    VRDN and Put, 3.15%, 11/01/32                                                     300,000     300,000
a   San Pablo RDA Revenue, Tax Allocation, Subordinated, Tax
    Allocation, 10th Township Project, Refunding, AMBAC
    Insured, Daily VRDN and Put, 6.50%, 12/01/32                                      900,000     900,000
a   Southern California Public Power Authority Power Project
    Revenue, Palo Verde Project, Refunding, Series C, AMBAC
    Insured, Weekly VRDN and Put, 3.35%, 7/01/17                                      450,000     450,000
a   Westminster COP, Civic Center Refunding Project, Series
    B, AMBAC Insured, Weekly VRDN and Put, 8.00%, 6/01/24                             125,000     125,000
                                                                                              -----------
                                                                                                9,065,000
                                                                                              -----------
    Colorado 1.2%

a   Colorado Educational and Cultural Facilities Authority
    Revenue, National Jewish Federation Bond Program, Series

    A-4, Daily VRDN and Put, 3.50%, 2/01/34                                           425,000     425,000
a   Moffat County PCR, Pacific Corp. Projects, Refunding,
    AMBAC Insured, Daily VRDN and Put, 9.00%, 5/01/13                                 500,000     500,000
                                                                                              -----------
                                                                                                  925,000
                                                                                              -----------
    Florida 1.2%

a   Jacksonville Health Facilities Authority Hospital

    Revenue, Series C, Daily VRDN and Put, 3.50%, 8/15/33                             200,000     200,000
a   Orange County School Board COP, Series B, FGIC Insured,
    Daily VRDN and Put, 8.85%, 8/01/32                                                300,000     300,000
a   Pinellas County Health Facilities Authority Revenue,
    Pooled Hospital Loan Program, Refunding, AMBAC Insured,
    Daily VRDN and Put, 6.40%, 12/01/15                                               400,000     400,000
                                                                                              -----------
    Illinois 0.3%                                                                                 900,000
                                                                                              -----------


    Cook County School District No. 150 South Holland GO,        205,000     206,078
    FSA Insured, 3.125%, 12/01/08
    Kentucky 0.9%
                                                                         -----------
a   Christian County Assn. of County Leasing Trust Lease         700,000     700,000
    Program Revenue, Refunding, Series A, Daily VRDN and
    Put, 3.50%, 4/01/37
                                                                         -----------
    Maryland 2.2%

a   Maryland State EDC Revenue, U.S. Pharmacopeial Project,
    Refunding,
        Series A, AMBAC Insured, Daily VRDN and Put, 5.00%,
    7/01/34                                                      200,000     200,000
        Series B, AMBAC Insured, Daily VRDN and Put, 10.00%,
    7/01/34                                                    1,000,000   1,000,000
a   Montgomery County GO, BAN, Public Improvement,
    Refunding, Series B, Daily VRDN and Put, 3.15%, 6/01/26      400,000     400,000
                                                                         -----------
                                                                           1,600,000
                                                                         -----------
    Massachusetts 0.9%

a   Massachusetts State Health and Educational Facilities
    Authority Revenue, Children's Hospital, Refunding,
    Series L-2, AMBAC Insured, Daily VRDN and Put, 8.00%,
    10/01/42                                                     700,000     700,000
                                                                         -----------

    Michigan 5.3%

a   Eastern Michigan University Revenue, Refunding, FGIC
    Insured, Daily VRDN and Put, 8.50%, 6/01/27                  400,000     400,000
a   Eastern Michigan University Revenues, Refunding, XLCA
    Insured, Daily VRDN and Put, 8.50%, 6/01/36                2,000,000   2,000,000
a   Grand Valley State University Revenue, General, Series
    B, AMBAC Insured, Weekly VRDN and Put, 8.00%, 12/01/33     1,565,000   1,565,000
                                                                         -----------
                                                                           3,965,000
                                                                         -----------
    Missouri 0.3%

a   Missouri State Health and Educational Facilities
    Authority Educational Facilities Revenue, St. Louis
    University, Series A, MBIA Insured, Daily VRDN and Put,
    6.35%, 10/01/35                                              200,000     200,000
                                                                         -----------

    New York 8.2%

a   Broome County IDA Civic Facility Revenue, Elizabeth
    Church Manor, Refunding, Weekly VRDN and Put, 3.00%,
    2/01/29
a   Broome County IDA Civic Facility Revenue, James G.
    Johnston Memorial, Refunding, Weekly VRDN and Put,
    3.00%, 2/01/29
a   Jay Street Development Corp. Courts Facility Lease
    Revenue, New York City Jay Street Project, Series A-4,
    Daily VRDN and Put, 3.10%, 5/01/22
a   Long Island Power Authority Electric System Revenue, Sub
    Series 3B, Daily VRDN and Put, 3.00%, 5/01/33
a   Monroe County IDA Civic Facility Revenue, St. John
    Fisher College Project, Radian Insured, Weekly VRDN and

    Put, 5.25%, 6/01/34                                          600,000     600,000
a   MTA Dedicated Tax Fund Revenue, Series D-1, AMBAC
    Insured, Weekly VRDN and Put, 9.97%, 11/01/34
a   MTA Revenue, Sub Series A-3, XLCA Insured, Weekly VRDN
    and Put, 8.50%, 11/01/34                                     300,000     300,000
a   Nasasu County IDA Civic Facility Revenue, Cold Spring
    Harbor, Refunding and Improvement, Daily VRDN and Put,
    3.42%, 1/01/34
a   New York City GO, Sub Series A-4, Daily VRDN and Put,
    3.05%, 8/01/22
a   New York City IDAR, Liberty, 1 Bryant Park LLC, Series

    B, Daily VRDN and Put, 3.65%, 11/01/39
a   New York City Transitional Finance Authority Revenue,
    Future Tax Secured, Series B, Daily VRDN and Put, 3.05%,
    2/01/31
a   New York City Transitional Finance Authority Revenue,
    New York City Recovery, Series 1, Sub Series 1C, Daily

    VRDN and Put, 4.00%, 11/01/22
a   New York City Trust for Cultural Resources Revenue,
    Manhattan School of Music, Radian Insured, Weekly VRDN
    and Put, 8.00%, 10/01/29
a   New York State Dormitory Authority Revenue, Cornell
    University, Series B, Daily VRDN and Put, 3.42%, 7/01/25
a   New York State Dormitory Authority Revenues, Non-State
    Supported Debt, Barnard College, Series B, FGIC Insured,
    Weekly VRDN and Put, 10.00%, 7/01/37
a   Triborough Bridge and Tunnel Authority Revenues,
    General, Refunding, Sub Series B-4, Weekly VRDN and Put,
    2.85%, 1/01/32
                                                                         -----------
                                                                             900,000
                                                                         -----------
    North Carolina 0.4%

    Cook County School District No. 150 South Holland GO,                             205,000     206,078
    FSA Insured, 3.125%, 12/01/08
    Kentucky 0.9%
                                                                                              -----------
a   Christian County Assn. of County Leasing Trust Lease                              700,000     700,000
    Program Revenue, Refunding, Series A, Daily VRDN and
    Put, 3.50%, 4/01/37
                                                                                              -----------
    Maryland 2.2%

a   Maryland State EDC Revenue, U.S. Pharmacopeial Project,
    Refunding,
        Series A, AMBAC Insured, Daily VRDN and Put, 5.00%,
    7/01/34                                                                           200,000     200,000
        Series B, AMBAC Insured, Daily VRDN and Put, 10.00%,
    7/01/34                                                                         1,000,000   1,000,000
a   Montgomery County GO, BAN, Public Improvement,
    Refunding, Series B, Daily VRDN and Put, 3.15%, 6/01/26                           400,000     400,000
                                                                                              -----------
                                                                                                1,600,000
                                                                                              -----------
    Massachusetts 0.9%

a   Massachusetts State Health and Educational Facilities
    Authority Revenue, Children's Hospital, Refunding,
    Series L-2, AMBAC Insured, Daily VRDN and Put, 8.00%,
    10/01/42                                                                          700,000     700,000
                                                                                              -----------

    Michigan 5.3%

a   Eastern Michigan University Revenue, Refunding, FGIC
    Insured, Daily VRDN and Put, 8.50%, 6/01/27                                       400,000     400,000
a   Eastern Michigan University Revenues, Refunding, XLCA
    Insured, Daily VRDN and Put, 8.50%, 6/01/36                                     2,000,000   2,000,000
a   Grand Valley State University Revenue, General, Series
    B, AMBAC Insured, Weekly VRDN and Put, 8.00%, 12/01/33                          1,565,000   1,565,000
                                                                                              -----------
                                                                                                3,965,000
                                                                                              -----------
    Missouri 0.3%

a   Missouri State Health and Educational Facilities
    Authority Educational Facilities Revenue, St. Louis
    University, Series A, MBIA Insured, Daily VRDN and Put,
    6.35%, 10/01/35                                                                   200,000     200,000
                                                                                              -----------

    New York 8.2%

a   Broome County IDA Civic Facility Revenue, Elizabeth
    Church Manor, Refunding, Weekly VRDN and Put, 3.00%,
    2/01/29                                                    125,000     125,000    125,000     125,000
a   Broome County IDA Civic Facility Revenue, James G.
    Johnston Memorial, Refunding, Weekly VRDN and Put,
    3.00%, 2/01/29                                             100,000     100,000    100,000     100,000
a   Jay Street Development Corp. Courts Facility Lease
    Revenue, New York City Jay Street Project, Series A-4,
    Daily VRDN and Put, 3.10%, 5/01/22                         400,000     400,000    400,000     400,000
a   Long Island Power Authority Electric System Revenue, Sub
    Series 3B, Daily VRDN and Put, 3.00%, 5/01/33              200,000     200,000    200,000     200,000
a   Monroe County IDA Civic Facility Revenue, St. John
    Fisher College Project, Radian Insured, Weekly VRDN and

    Put, 5.25%, 6/01/34                                        100,000     100,000    700,000     700,000
a   MTA Dedicated Tax Fund Revenue, Series D-1, AMBAC
    Insured, Weekly VRDN and Put, 9.97%, 11/01/34              295,000     295,000    295,000     295,000
a   MTA Revenue, Sub Series A-3, XLCA Insured, Weekly VRDN
    and Put, 8.50%, 11/01/34                                   700,000     700,000  1,000,000   1,000,000
a   Nasasu County IDA Civic Facility Revenue, Cold Spring
    Harbor, Refunding and Improvement, Daily VRDN and Put,
    3.42%, 1/01/34                                             400,000     400,000    400,000     400,000
a   New York City GO, Sub Series A-4, Daily VRDN and Put,
    3.05%, 8/01/22                                             200,000     200,000    200,000     200,000
a   New York City IDAR, Liberty, 1 Bryant Park LLC, Series

    B, Daily VRDN and Put, 3.65%, 11/01/39                     100,000     100,000    100,000     100,000
a   New York City Transitional Finance Authority Revenue,
    Future Tax Secured, Series B, Daily VRDN and Put, 3.05%,
    2/01/31                                                    200,000     200,000    200,000     200,000
a   New York City Transitional Finance Authority Revenue,
    New York City Recovery, Series 1, Sub Series 1C, Daily

    VRDN and Put, 4.00%, 11/01/22                              500,000     500,000    500,000     500,000
a   New York City Trust for Cultural Resources Revenue,
    Manhattan School of Music, Radian Insured, Weekly VRDN
    and Put, 8.00%, 10/01/29                                   500,000     500,000    500,000     500,000
a   New York State Dormitory Authority Revenue, Cornell
    University, Series B, Daily VRDN and Put, 3.42%, 7/01/25   600,000     600,000    600,000     600,000
a   New York State Dormitory Authority Revenues, Non-State
    Supported Debt, Barnard College, Series B, FGIC Insured,
    Weekly VRDN and Put, 10.00%, 7/01/37                       500,000     500,000    500,000     500,000
a   Triborough Bridge and Tunnel Authority Revenues,
    General, Refunding, Sub Series B-4, Weekly VRDN and Put,
    2.85%, 1/01/32                                             300,000     300,000    300,000     300,000
                                                                       -----------            -----------
                                                                         5,220,000              6,120,000
                                                                       -----------            -----------
    North Carolina 0.4%


a   North Carolina Medical Care Commission Hospital Revenue,
    Lexington Memorial Hospital Project, Refunding, Daily
    VRDN and Put, 3.50%, 4/01/10                                 300,000     300,000
                                                                         -----------
    Ohio 0.8%
a   Franklin County Revenue, Trinity Health Credit, Series
    C-1, FGIC Insured, Weekly VRDN and Put, 8.75%, 12/01/38      600,000     600,000
                                                                         -----------
    Pennsylvania 2.6%
a   York General Authority Pooled Financing Revenue,
        Sub Series 1996-B, AMBAC Insured, Weekly VRDN and
    Put, 7.35%, 9/01/26                                          100,000     100,000
        Sub Series A, AMBAC Insured, Weekly VRDN and Put,
    7.35%, 9/01/26                                             1,870,000   1,870,000
                                                                         -----------
                                                                           1,970,000
                                                                         -----------
    Tennessee 3.9%
a   Blount County PBA Revenue,
        Local Government Public Improvement, Series D-1-A,
    AMBAC Insured, Daily VRDN and Put, 6.00%, 6/01/30            900,000     900,000
        Local Public Improvement, Series D-1-E, AMBAC
    Insured, Daily VRDN and Put, 6.00%, 6/01/25                2,000,000   2,000,000
                                                                         -----------
                                                                           2,900,000
                                                                         -----------
    U.S. Territories 1.9%
    Puerto Rico 1.9%
a   Puerto Rico Commonwealth GO, Public Improvement,
    Refunding,
        Series A-4, FSA Insured, Daily VRDN and Put, 2.90%,
    7/01/31
        Series A-5, FGIC Insured, Weekly VRDN and Put,
    9.00%, 7/01/32                                               100,000     100,000   700,000     700,000
                                                                         -----------           -----------
                                                                             100,000               700,000
                                                                         -----------           -----------
    Total Short Term Investments (Cost $31,550,000)                       16,466,078             9,265,000
                                                                         -----------           -----------
    Total Investments (Cost $75,458,160) 101.0%                           45,065,639            18,011,238
    Other Assets, Less Liabilities (1.0)%                                 (1,151,368)              319,783
                                                                         -----------           -----------
    Net Assets 100.0%                                                     43,914,271            18,331,021
                                                                         -----------           -----------

a   North Carolina Medical Care Commission Hospital Revenue,
    Lexington Memorial Hospital Project, Refunding, Daily
    VRDN and Put, 3.50%, 4/01/10                                                      300,000     300,000
                                                                                              -----------
    Ohio 0.8%
a   Franklin County Revenue, Trinity Health Credit, Series
    C-1, FGIC Insured, Weekly VRDN and Put, 8.75%, 12/01/38                           600,000     600,000
                                                                                              -----------
    Pennsylvania 2.6%
a   York General Authority Pooled Financing Revenue,
        Sub Series 1996-B, AMBAC Insured, Weekly VRDN and
    Put, 7.35%, 9/01/26                                                               100,000     100,000
        Sub Series A, AMBAC Insured, Weekly VRDN and Put,
    7.35%, 9/01/26                                                                  1,870,000   1,870,000
                                                                                              -----------
                                                                                                1,970,000
                                                                                              -----------
    Tennessee 3.9%
a   Blount County PBA Revenue,
        Local Government Public Improvement, Series D-1-A,
    AMBAC Insured, Daily VRDN and Put, 6.00%, 6/01/30                                 900,000     900,000
        Local Public Improvement, Series D-1-E, AMBAC
    Insured, Daily VRDN and Put, 6.00%, 6/01/25                                     2,000,000   2,000,000
                                                                                              -----------
                                                                                                2,900,000
                                                                                              -----------
    U.S. Territories 1.9%
    Puerto Rico 1.9%
a   Puerto Rico Commonwealth GO, Public Improvement,
    Refunding,
        Series A-4, FSA Insured, Daily VRDN and Put, 2.90%,
    7/01/31                                                    600,000     600,000    600,000    600,000
        Series A-5, FGIC Insured, Weekly VRDN and Put,
    9.00%, 7/01/32                                                                    800,000    800,000
                                                                       -----------            -----------
                                                                           600,000              1,400,000
                                                                       -----------            -----------
    Total Short Term Investments (Cost $31,550,000)                      5,820,000             31,551,078
                                                                       -----------            -----------
    Total Investments (Cost $75,458,160) 101.0%                         12,321,504             75,398,381
    Other Assets, Less Liabilities (1.0)%                                  147,691              (728,644) (b)
                                                                       -----------            -----------
    Net Assets 100.0%                                                   12,469,195             74,669,737 (b)
                                                                       -----------            -----------

    FOOTNOTE LEGEND

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


ABBREVIATION LEGEND

ACA - American Capital Access Holdings Inc.
ACES - Adjustable Convertible Exempt Security
AMBAC - American Municipal Bond Assurance Corp.
BAN - Bond Anticipation Note
CDA - Community Development Authority/Agency
CFD - Community Facilities District
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
EDC - Economic Development Corp.
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FSA - Financial Security Assurance Inc.
GO - General Obligation
HAD - Housing Development Authority/Agency
HFAR - Housing Finance Authority Revenue
ID - Improvement District
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
ISD - Independent School District
MBIA - Municipal Bond Investors Assurance Corp.
MFH - Multi-Family Housing

MTA - Metropolitan Transit Authority
MUD - Municipal Utility District
PDA - Public Building Authority
PCR -Pollution Control Revenue
PFAR - Public Financing Authority Revenue
RDA - Redevelopment Agency/Authority
USD - Unified/Union School District
XLCA - XL Capital Assurance

See notes to Pro Forma combining statements




FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND
FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND
FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AS OF FEBRUARY 29, 2008
(UNAUDITED)

                                                                                                         FRANKLIN
                                               FRANKLIN      FRANKLIN      FRANKLIN                    FEDERAL FUND
                                               FEDERAL      CALIFORNIA     NEW YORK     PRO FORMA       PRO FORMA
                                                 FUND          FUND          FUND      ADJUSTMENTS      COMBINED
                                              (AUDITED)    (UNAUDITED)   (UNAUDITED)   (UNAUDITED)     (UNAUDITED)
                                             -----------   -----------   -----------   -----------     ------------
Assets:
   Investments in securities:
      Cost                                    45,108,946    18,046,165    12,303,049                     75,458,160
                                             -----------   -----------   -----------                   ------------
      Value                                   45,065,639    18,011,238    12,321,504                     75,398,381
   Cash                                           87,421        88,241         9,513                        185,175
   Receivables:                                                                                                  --
      Capital shares sold                        619,434       130,910        93,410                        843,754
      Interest                                   353,140       117,908        88,662                        559,710
      Affiliates                                      --        20,421            --                         20,421
                                             -----------   -----------   -----------                   ------------
         Total assets                         46,125,634    18,368,718    12,513,089                     77,007,441
                                             -----------   -----------   -----------                   ------------
Liabilities:
   Payables:
      Capital shares redeemed                  2,159,983           300        24,000                      2,184,283
      Affiliates                                   5,758        10,338         8,023                         24,119
   Distributions to shareholders                  31,465        12,360         7,628                         51,453
   Accrued expenses and other liabilities         14,157        14,699         4,243        44,750(a)        77,849
                                             -----------   -----------   -----------   -----------     ------------
         Total liabilities                     2,211,363        37,697        43,894        44,750        2,337,704
                                             -----------   -----------   -----------   -----------     ------------
            Net assets, at value             $43,914,271   $18,331,021   $12,469,195                   $ 74,669,737
                                             -----------   -----------   -----------                   ------------
Net assets consist of:
   Paid-in capital                           $44,289,761   $18,562,562   $12,570,998                   $ 75,423,321
   Undistributed net investment income
      (distributions in excess of net
      investment income)                          14,365         7,974        (7,128)      (44,750)         (29,539)
   Net unrealized appreciation
      (depreciation)                             (43,307)      (34,927)       18,455                        (59,779)
   Accumulated net realized gain (loss)         (346,548)     (204,588)     (113,130)                      (664,266)
                                             -----------   -----------   -----------   -----------     ------------
              Net assets, at value           $43,914,271   $18,331,021   $12,469,195   $   (44,750)    $ 74,669,737
                                             -----------   -----------   -----------   -----------     ------------
CLASS A:
   Net assets, at value                      $43,914,271   $18,331,021   $12,469,195   $   (44,750)    $ 74,669,737
                                             -----------   -------------------------   -----------     ------------
   Shares outstanding (b)                      4,407,791     1,848,687     1,261,226       (17,522)       7,500,182
                                             -----------   -------------------------   -----------     ------------
   Net asset value per share (c)             $      9.96   $      9.92   $      9.89                   $       9.96
                                             -----------   -----------   -----------                   ------------
   Maximum offering price per share
      (net asset value per share / 97.75%)   $     10.19   $     10.15   $     10.12                   $      10.19
                                             -----------   -----------   -----------                   ------------

(a)  Reorganization costs

(b) See note 2 in the accompanying notes to pro forma combining financial statements.

(c) Redemption price is equal to the net asset value less contingent sales charges, if applicable, and redemption fees retained by the Fund.

See notes to Pro Forma combining statements



FRANKLIN FEDERAL LIMITED-TERM TAX FREE INCOME FUND
FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND
FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 29, 2008
(UNAUDITED)

                                                                                                          FRANKLIN
                                              FRANKLIN       FRANKLIN      FRANKLIN                     FEDERAL FUND
                                               FEDERAL      CALIFORNIA     NEW YORK     PRO FORMA        PRO FORMA
                                                FUND           FUND          FUND      ADJUSTMENTS        COMBINED
                                              (AUDITED)    (UNAUDITED)   (UNAUDITED)   (UNAUDITED)      (UNAUDITED)
                                             -----------   -----------   -----------   -----------      ------------
Investment Income:
   Interest                                  $   943,287   $   413,854   $   300,938                       1,658,079
                                             -----------   -----------   -----------                    ------------
Expenses:
   Management fees                               130,096        61,972        42,511                         234,579
   Administrative fees                            52,038        24,790        17,005                          93,833
   Distribution fees:
      Class A                                     39,097        18,127        12,762                          69,986
   Transfer agent fees                            31,835        23,164         6,045                          61,044
   Custodian fees                                    331           186            94                             611
   Reports to shareholders                         2,019         1,211           434                           3,664
   Registration and filing fees                   20,695         5,207         7,939        (8,841)(a)        25,000
   Professional fees                              19,121        27,739        20,939       (46,799)(b)        21,000
   Trustees' fees and expenses                       178           261           420                             859
   Other                                          15,806        14,978         6,672        (8,280)(c)        29,176
                                             -----------   -----------   -----------   -----------      ------------
      Total expenses                              311,216      177,635       114,821       (63,920)          539,752
      Expense waived/paid by affiliates         (180,782)     (115,650)      (72,310)       63,920          (304,822)
                                             -----------   -----------   -----------   -----------      ------------
         Net expenses                            130,434        61,985        42,511            --           234,930
                                             -----------   -----------   -----------   -----------      ------------
         Net investment income                 812,853         351,869       258,427                       1,423,149
                                             -----------   -----------   -----------                    ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from
      investments                                  6,997            --           411                           7,408
   Net change in unrealized appreciation
      (depreciation) on investments               15,741        30,889        20,141                          66,771
                                             -----------   -----------   -----------                    ------------
Net realized and unrealized gain (loss)           22,738        30,889        20,552                          74,179
                                             -----------   -----------   -----------                    ------------
Net increase (decrease) in net assets
   resulting from operations                 $   835,591   $   382,758   $   278,979                    $  1,497,328
                                             -----------   -----------   -----------                    ------------

* Projected Expenses are based on current and anticipated expenses and do not include the estimated costs of the transaction of approximately $44,750 to be borne by the Funds.

(a)  Pro Forma adjustment for removal of duplicative registration fees.

(b)  Pro Forma adjustment for removal of duplicative professional fees.

(c)  Pro Forma adjustment for removal of duplicative pricing fees.

See notes to Pro Forma combining statements



NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1. BASIS OF COMBINATION


Subject to approval of the proposed Agreements and Plans of Reorganization (the "Agreement and Plan") by the shareholders of the Franklin California Limited-Term Tax-Free Income Fund and the Franklin New York Limited-Term Tax-Free Income Fund, the Franklin Federal Limited-Term Tax-Free Income Fund will acquire substantially all the net assets of the Franklin California Limited-Term Tax-Free Income Fund and the Franklin New York Limited-Term
Tax-Free Income Fund in exchange for the shares of the Franklin Federal Limited-Term Tax-Free Income Fund. The reorganizations will be accounted for by the method of accounting for tax-free business combinations of investment companies. The accompanying Pro Forma Combining Statements are presented to show the effect of the proposed reorganizations as if such reorganization had occurred on March 1, 2007. The Pro Forma Combining Statement of Assets and Liabilities and Statement of Investments for the Franklin Federal Limited-Term Tax-Free Income Fund, the Franklin California Limited-Term Tax-Free Income Fund, and the Franklin New York Limited-Term Tax-Free Income Fund have been combined to reflect balances as of February 29, 2008. The Pro Forma Combining Statement of Operations for the Franklin Federal Limited-Term Tax-Free Income Fund, the Franklin California Limited-Term Tax-Free Income Fund, and the Franklin New York Limited-Term Tax-Free Income Fund have been combined to reflect twelve months ended February 29, 2008. The Pro Forma Combining Statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

2. SHARES OF BENEFICIAL INTEREST

The number of shares issued was calculated by dividing the net assets of the Franklin California Limited-Term Tax-Free Income Fund and the Franklin New York Limited-Term Tax-Free Income Fund at February 29, 2008 by the net asset value per share of the Franklin Federal Limited-Term Tax-Free Income Fund at February 29, 2008.

At the actual closing of the reorganizations, shareholders of the Franklin California Limited-Term Tax-Free Income Fund and the Franklin New York Limited-Term Tax-Free Income Fund will receive shares of the Franklin Federal Limited-Term Tax-Free Income Fund based on the relative net asset values of the Funds as of 1:00 p.m., Pacific Time, of the closing date. The actual exchange ratios may be higher or lower than those used in these pro forma statements.

3. INVESTMENT RESTRICTIONS

None of the securities held by the Franklin California Limited-Term Tax-Free Income Fund and the Franklin New York Limited-Term Tax-Free Income Fund as of the closing date will violate the investment restrictions of the Franklin Federal Limited-Term Tax-Free Income Fund.

4. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

5. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. Each Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. Each Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

Each fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by each fund's Board of Trustees.







                             FRANKLIN TAX-FREE TRUST

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification. The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware statutory trust Act (the "Delaware Act"). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

          The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed registration statements on Form N-1A indicated below, except as noted:

           (1) Copies of the charter of the Registrant as now in effect;

                (a) Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006
                     Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2007

                (b) Certificate of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006
                     Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2007

           (2) Copies of the existing bylaws or corresponding instrument of the Registrant;

                (a) By-Laws of Franklin Tax-Free Trust, a Delaware statutory trust, effective as of October 18, 2006
                     Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2007

           (3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

                Not applicable.

           (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                (a) Form of Agreement and Plan of Reorganization between the Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin [California] [New York] Tax-Free Trust, on behalf of Franklin [California] [New York] Limited-Term Tax-Free Income Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

           (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                (a) Articles III, V, VI, VII, VIII and IX of the Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006
                     Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2007

                (b) Articles II, VI, and VII of the By-Laws of Franklin Tax-Free Trust, a Delaware statutory trust, effective as of October 18, 2006
                     Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2007

           (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                (a) Investment Management Agreement dated July 2, 2007, between Registrant, on behalf of the following funds and Franklin Advisers, Inc.: Franklin Alabama Tax-Free Income Fund Franklin Arizona Tax-Free Income Fund
                     Franklin Colorado Tax-Free Income Fund
                     Franklin Connecticut Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
                     Franklin Federal Intermediate-Term Tax-Free Income Fund Franklin Florida Tax-Free Income Fund
                     Franklin Georgia Tax-Free Income Fund
                     Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                     Franklin Kentucky Tax-Free Income Fund
                     Franklin Louisiana Tax-Free Income Fund
                     Franklin Maryland Tax-Free Income Fund
                     Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Incom Fund
                     Franklin Minnesota Insured Tax-Free Income Fund
                     Franklin Missouri Tax-Free Income Fund
                     Franklin New Jersey Tax-Free Income Fund
                     Franklin North Carolina Tax-Free Income Fund
                     Franklin Ohio Insured Tax-Free Income Fund
                     Franklin Oregon Tax-Free Income Fund
                     Franklin Pennsylvania Tax-Free Income Fund
                     Franklin Virginia Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (b) Investment Management Agreement dated July 2, 2007, between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin Advisers, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (c) Addendum dated January 1, 2008, to Investment Management Agreement dated July 2, 2007
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

           (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                (a) Distribution Agreement dated July 2, 2007, between Registrant and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (b) Form of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated November 1, 2003
                     Filing: Post-Effective Amendment No. 34 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 28, 2004

                (c) Amendment to form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                     Filing: Post-Effective
                     Amendment No. 38 to Registration Statement on Form N-1A File No. 002-94222
                     Filing Date: June 27, 2007

           (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                Not applicable.

           (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

                (a) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                     Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: March 14, 1996

                (b) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated
                     February 16, 1996
                     Filing: Post-Effective Amendment No. 25 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: April 30, 1998

                (c) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                     Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: December 23, 1998

                (d) Amendment dated June 3, 2008 to Exhibit A of the Master Custody Agreement between Registrant and the Bank of New York dated February 16, 1996
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (e) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                     Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: March 14, 1996

           (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                (a) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Alabama Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (b) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Arizona Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (c) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Colorado Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (d) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Connecticut Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (e) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Double Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (f) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (g) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (h) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Florida Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (i) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Georgia Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (j) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin High Yield Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (k) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Insured Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (l) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Kentucky Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (m) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Louisiana Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (n) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Maryland Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (o) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Massachusetts Insured Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (p) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Michigan Insured Tax-Free Income Fund, and
                     Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (q) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Minnesota Insured Tax-Free Income Fund, and
                     Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (r) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Missouri Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (s) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin New Jersey Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (t) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin North Carolina Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39
                     to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (u) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Ohio Insured Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (v) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Oregon Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (w) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pennsylvania Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (x) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Virginia Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (y) Class C Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of the following funds and Franklin/Templeton Distributors, Inc.:
                     Franklin Alabama Tax-Free Income Fund
                     Franklin Arizona Tax-Free Income Fund
                     Franklin Colorado Tax-Free Income Fund
                     Franklin Connecticut Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
                     Franklin Federal Intermediate-Term Tax-Free Income Fund Franklin Florida Tax-Free Income Fund
                     Franklin Georgia Tax-Free Income Fund
                     Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                     Franklin Louisiana Tax-Free Income Fund
                     Franklin Maryland Tax-Free Income Fund
                     Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Income Fund
                     Franklin Minnesota Insured Tax-Free Income Fund
                     Franklin Missouri Tax-Free Income Fund
                     Franklin New Jersey Tax-Free Income Fund
                     Franklin North Carolina Tax-Free Income Fund
                     Franklin Ohio Insured Tax-Free Income Fund
                     Franklin Oregon Tax-Free Income Fund
                     Franklin Pennsylvania Tax-Free Income
                     Fund Franklin Virginia Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (z) Class B Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 and the Registrant on behalf of the following funds and Franklin/Templeton Distributors, Inc.:
                     Franklin Arizona Tax-Free Income Fund
                     Franklin Florida Tax-Free Income Fund
                     Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                     Franklin Michigan Insured Tax-Free Income Fund
                     Franklin New Jersey Tax-Free Income Fund
                     Franklin Ohio Insured Tax-Free Income Fund
                     Franklin Pennsylvania Tax-Free Income
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (aa) Multiple Class Plan dated October 17, 2006, on behalf of the following funds: Franklin Alabama Tax-Free Income Fund Franklin Colorado Tax-Free Income Fund
                     Franklin Connecticut Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
                     Franklin Federal Intermediate-Term Tax-Free Fund
                     Franklin Georgia Tax-Free Income Fund
                     Franklin Louisiana Tax-Free Income Fund
                     Franklin Maryland Tax-Free Income Fund
                     Franklin Massachusetts Insured Tax-Free Income Fund Franklin Minnesota Insured Tax-Free Income Fund
                     Franklin Missouri Tax-Free Income Fund
                     Franklin North Carolina Tax-Free Income Fund
                     Franklin Oregon Tax-Free Income Fund
                     Franklin Virginia Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (bb) Multiple Class Plan dated October 17, 2006, on behalf of the following funds:
                     Franklin Florida Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
                     Franklin Pennsylvania Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (cc) Multiple Class Plan dated October 17, 2006, on behalf of
                     Franklin High Yield Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (dd) Form of Multiple Class Plan dated April 15, 2008, on behalf of the following funds:
                     Franklin Arizona Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                     Franklin Michigan Insured Tax-Free Fund
                     Franklin New Jersey Tax-Free Income Fund
                     Franklin Ohio Insured Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

           (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                (a) Legal Opinion dated July 31, 2008

           (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                (a) To be filed by amendment.

           (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                (a) Subcontract dated July 2, 2007, for Fund Administrative Services between Franklin Advisers, Inc., on behalf of all funds except Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin Templeton Services, LLC
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (b) Fund Administration Agreement dated July 2, 2007, between the Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin Templeton Services, LLC
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

           (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                (a)  Consent of Independent Registered Public
                     Accounting Firm

           (15) All financial statements omitted pursuant to Item 14(a)(1);

                Not applicable.

           (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                (a) Powers of Attorney dated July 10, 2008

           (17) Any additional exhibits which the Registrant may wish to file.

                (a) Code of Ethics dated May, 2008

Item 17.   UNDERTAKINGS.
           ------------

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

           (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.



                                   SIGNATURES

    As required by the Securities Act of 1933, as amended, (the "1933 Act"), this Registration Statement has been signed on behalf of the Registrant in the City of San Mateo and the State of California on the [ ] day of August, 2008.


                                    FRANKLIN TAX-FREE TRUST
                                    a Delaware statutory trust
                                    (Registrant)

                                    By: /S/DAVID P. GOSS
                                        ----------------
                                        David P. Goss
                                        Vice President
      As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


CHARLES B. JOHNSON*                 Chief Executive Officer-
-------------------                 Investment Management and
Charles B. Johnson                  Dated: August [ ], 2008
Trustee

GALEN G. VETTER*                    Chief Executive Officer-
----------------                    Finance and Administration
Galen G. Vetter                     Dated: August [ ], 2008


LAURA F. FERGERSON*                 Chief Financial Officer and
-------------------                 Chief Accounting Officer
Laura F. Fergerson                  Dated: August [ ], 2008


HARRIS J. ASHTON*                   Trustee
-----------------                   Dated: August [ ], 2008
Harris J. Ashton

ROBERT F. CARLSON*                  Trustee
------------------                  Dated: August [ ], 2008
Robert F. Carlson

SAM GINN*                           Trustee
---------                           Dated: August [ ], 2008
Sam Ginn

EDITH E. HOLIDAY*                   Trustee
-----------------                   Dated: August [ ], 2008
Edith E. Holiday

RUPERT H. JOHNSON, JR.*             Trustee
-----------------------             Dated: August [ ], 2008
Rupert H. Johnson, Jr.

FRANK W.T. LAHAYE*                  Trustee
------------------                  Dated: August [ ], 2008
Frank W.T. LaHaye

FRANK A. OLSON*                     Trustee
---------------                     Dated: August [ ], 2008
Frank A. Olson

LARRY D. THOMPSON*                  Trustee
------------------                  Dated: August [ ], 2008
Larry D. Thompson

JOHN B WILSON*                      Trustee
--------------                      Dated: August [ ], 2008
John B. Wilson


*By   /S/DAVID P. GOSS
      -----------------
      David P. Goss, Attorney-in-Fact
      (Pursuant to Powers of Attorney filed herewith)


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549



















                                    EXHIBITS
                                       TO
                                    FORM N-14

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             FRANKLIN TAX-FREE TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.       DESCRIPTION                                       LOCATION

EX-99.(1)(a)      Agreement and Declaration of Trust of                *
                  Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006

EX-99.(1)(b)      Certificate of Trust of Franklin Tax-Free            *
                  Trust, a Delaware statutory trust, dated
                  October 18, 2006

EX-99.(2)(a)      By-Laws of Franklin Tax-Free Trust, a                *
                  Delaware statutory trust, effective as of October 18, 2006

EX-99.(5)(a)      Articles III, V, VI, VII, VIII and IX of             *
                  the Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006

EX-99.(5)(b)      Articles II, VI, and VII of the By-Laws              *
                  of Franklin Tax-Free Trust, a Delaware statutory trust, effective as of October 18, 2006

EX-99.(6)(a)      Investment Management Agreement dated                *
                  July 2, 2007, between Registrant, on
                  behalf of the following funds and
                  Franklin Advisers, Inc.:  Franklin
                  Alabama Tax-Free Income Fund
                  Franklin Arizona Tax-Free Income Fund
                  Franklin Colorado Tax-Free Income Fund
                  Franklin Connecticut Tax-Free Income Fund
                  Franklin Double Tax-Free Income Fund
                  Franklin Federal Intermediate-Term Tax-Free
                  Income Fund
                  Franklin Florida Tax-Free Income Fund
                  Franklin Georgia Tax-Free Income Fund
                  Franklin High Yield Tax-Free Income Fund
                  Franklin Insured Tax-Free Income Fund
                  Franklin Kentucky Tax-Free Income Fund
                  Franklin Louisiana Tax-Free Income Fund
                  Franklin Maryland Tax-Free Income Fund
                  Franklin Massachusetts Insured Tax-Free
                  Income Fund
                  Franklin Michigan Insured Tax-Free Income Fund
                  Franklin Minnesota Insured Tax-Free Income Fund
                  Franklin Missouri Tax-Free Income Fund
                  Franklin New Jersey Tax-Free Income Fund
                  Franklin North Carolina Tax-Free Income Fund
                  Franklin Ohio Insured Tax-Free Income Fund
                  Franklin Oregon Tax-Free Income Fund
                  Franklin Pennsylvania Tax-Free Income Fund
                  Franklin Virginia Tax-Free Income Fund

EX-99.(6)(b)      Investment Management Agreement between              *
                  Registrant, on behalf of Franklin Federal
                  Limited-Term Tax-Free Income Fund,
                  and Franklin Advisers, Inc.

EX-99.(6)(c)      Addendum dated January 1, 2008 to                    *
                  Investment Management Agreement dated
                  July 2, 2007

EX-99.(7)(a)      Distribution Agreement dated July 2, 2007            *
                  between Registrant and Franklin/Templeton
                  Distributors, Inc.

EX-99.(7)(b)      Forms of Selling Agreements between                  *
                  Franklin/Templeton Distributors, Inc., and
                  Securities Dealers dated
                  November 1, 2003

EX-99.(7)(c)      Amendment to form of Selling Agreements              *
                  between Franklin/Templeton Distributors, Inc.
                  and Securities Dealers dated November 1, 2003

EX-99.(9)(a)      Master Custody Agreement between                     *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(9)(b)      Amendment dated May 7, 1997 to Master                *
                  Custody Agreement between Registrant and
                  Bank of New York dated
                  February 16, 1996

EX-99.(9)(c)      Amendment dated February 27, 1998 to                 *
                  Master Custody Agreement between Registrant and
                  Bank of New York dated February 16, 1996

EX-99.(9)(d)      Amendment dated June 3, 2008, to Exhibit             *
                  A of the Master Custody Agreement between
                  Registrant and the Bank of New York
                  dated February 16, 1996

EX-99.(9)(e)      Terminal Link Agreement between                      *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(10)(a)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Alabama Tax-Free Income Fund

EX-99.(10)(b)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Arizona Tax-Free Income Fund and Franklin/Templeton Distributors, Inc.

EX-99.(10)(c)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the
                  Registrant, on behalf of Franklin Colorado
                  Tax-Free Income Fund, and Franklin/Templeton
                  Distributors, Inc.

EX-99.(10)(d)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the
                  Registrant, on behalf of Franklin Connecticut
                  Tax-Free Income Fund, and Franklin/Templeton
                  Distributors, Inc.

EX-99.(10)(e)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Double Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(10)(f)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the
                  Registrant, on behalf of Franklin
                  Federal Limited-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(10)(g)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the
                  Registrant, on behalf of Franklin Federal
                  Intermediate-Term Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(h)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the
                  Registrant on behalf of Franklin Florida
                  Tax-Free Income Fund, and Franklin/Templeton
                  Distributors, Inc.

EX-99.(10)(i)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Georgia Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(10)(j)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free
                  Income Fund, and Franklin/Templeton
                  Distributors, Inc.

EX-99.(10)(k)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Insured Tax-Free Income Fund

EX-99.(10)(l)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Kentucky Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(10)(m)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Louisiana Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(10)(n)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Maryland Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(10)(o)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Massachusetts Insured
                  Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(p)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Michigan Insured Tax-Free
                  Income Fund, and Franklin/Templeton
                  Distributors, Inc.

EX-99.(10)(q)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Minnesota Insured Tax-Free
                  Income Fund, and Franklin/Templeton
                  Distributors, Inc.

EX-99.(10)(r)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Missouri Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(10)(s)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin New Jersey Tax-Free Income
                  Fund, and Franklin/Templeton
                  Distributors, Inc.

EX-99.(10)(t)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin North Carolina Tax-Free
                  Income Fund, and Franklin/Templeton
                  Distributors, Inc.

EX-99.(10)(u)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Ohio Insured Tax-Free Income
                  Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(10)(v)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Oregon Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(10)(w)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pennsylvania Tax-Free
                  Income Fund, and Franklin/Templeton
                  Distributors, Inc.

EX-99.(10)(x)     Class A Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Virginia Tax-Free Income
                  Fund, and Franklin/Templeton
                  Distributors, Inc.

EX-99.(10)(y)     Class C Distribution Plan dated July 2, 2007,        *
                  pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc.

EX-99.(10)(z)     Class B Distribution Plan pursuant to Rule 12b-1     *
                  dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(aa)    Multiple Class Plan dated October 17, 2006           *

EX-99.(10)(bb)    Multiple Class Plan dated October 17, 2006           *

EX-99.(10)(cc)    Multiple Class Plan on behalf of Franklin            *
                  High Yield Tax-Free Income Fund dated
                  October 17, 2006

EX-99.(10)(dd)    Form of Multiple Class Plan dated April 15, 2008     *

EX-99.(11)(a)     Legal Opinion dated July 31, 2008                    Attached

EX-99(13)(a)      Subcontract dated July 2, 2007, for Fund             *
                  Administrative Services between Franklin
                  Advisers, Inc., on behalf of all
                  funds except Franklin Federal Limited-Term
                  Tax-Free Income Fund, and Franklin
                  Templeton Services, LLC

EX-99(13)(b)      Fund Administration Agreement dated July 2, 2007,    *
                  between the Registrant, on behalf of Franklin
                  Federal Limited-Term Tax-Free Income Fund, and
                  Franklin Templeton Services, LLC

EX-99.(14)(a)     Consent of Independent Registered Public             Attached
                  Accounting Firm

EX-99.(16)(a)     Power of Attorney dated July 10, 2008                Attached

EX-99.(17(a)      Code of Ethics dated May 2008                        Attached

*Incorporated by Reference